As filed with the Securities and Exchange Commission on December 18, 2002
                                                              File Nos. 33-98358
                                                                        811-9116

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 11
                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 12

                             VAN WAGONER FUNDS, INC.
             (Exact Name of Registrant as Specified in its Charter)

                          435 Pacific Avenue, Suite 400
                         San Francisco, California 94111
                     (Address of Principal Executive Office)

                                 (415) 835-5000
              (Registrant's Telephone Number, Including Area Code)

                             GARRETT R. VAN WAGONER
                             Van Wagoner Funds, Inc.
                          435 Pacific Avenue, Suite 400
                         San Francisco, California 94111
                     (Name and Address of Agent for Service)
                            _________________________

                       It is proposed that this filing will become effective:
                       _____   immediately upon filing pursuant to Rule 485(b)
                       _____   on __________ pursuant to Rule 485(b)
                       _____   60 days after filing pursuant to Rule 485(a)(1)
                       __X__   75 days after filing pursuant to Rule 485(a)(2)
                       _____   on ____________ pursuant to Rule 485(a)(1)

                                  __________


                     Please Send Copy of Communications to:

                              DAVID A. HEARTH, ESQ.
                      Paul, Hastings, Janofsky & Walker LLP
                                55 Second Street
                         San Francisco, California 94105
                                 (415) 856-7000

                             VAN WAGONER FUNDS, INC.

                    CONTENTS OF THE POST-EFFECTIVE AMENDMENT

This Post-Effective Amendment to the registration statement of the Registrant contains the following documents:


      Facing Sheet

      Contents of the Post-Effective Amendment

      Part A - Prospectus for Van Wagoner Growth Opportunities Fund (the "Fund")

      Part B - Statement of Additional Information for the Fund

      Part C - Other Information

      Signature Page

      Exhibits

      _____________________________________________________________________

                                     PART A

                                 PROSPECTUS FOR

                      VAN WAGONER GROWTH OPPORTUNITIES FUND

      _____________________________________________________________________

                                   Prospectus

                                            dated ____, 2003



                                            > Growth Opportunities Fund


                    The Securities  and Exchange  Commission     [LOGO OMITTED]
                    has not approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Van Wagoner Funds Privacy Policy

We collect the following nonpublic personal information about you:

o Information we receive from you on or in applications or other forms, correspondence or conversations.

o     Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our current or former shareholders to anyone, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

If you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary may govern how your nonpublic personal information would be shared with nonaffiliated third parties.


 Not a part of the Prospectus
                                                                  [LOGO OMITTED]

Table of Contents

The Fund                                                        2
_________________________________________________________________

What you should know about the Fund's investment strategies, risks, performance and expenses

Research Process................................................4

Other Policies and Risks........................................5

Management......................................................6


Your Investment                                                 7
_________________________________________________________________

Opening and maintaining your
Van Wagoner account

How Shares Are Priced...........................................7

Establishing an Account.........................................7

Opening an Account..............................................8

Buying Shares...................................................9

Selling Shares.................................................10

Other Redemption Policies......................................11

Exchanging Shares..............................................12

Other Policies.................................................13

Dividends, Distributions and Taxes.............................14

12b-1 Fees.....................................................14

Shareholder Services                                           15
_________________________________________________________________


Financial Highlights                                           16
_________________________________________________________________


Learn More About the Fund                                      17
_________________________________________________________________


vanwagoner.com


                                  1          Van Wagoner Funds Table of Contents

Van Wagoner Growth Opportunities Fund

Investment Objective
--------------------------------------------------------------------------------

Capital appreciation

Principal Strategy
--------------------------------------------------------------------------------

The Growth Opportunities Fund seeks to invest in common stocks of growth companies that are already recognized as leaders in their industry, but are also known as innovators in their field. The Fund will primarily invest in companies with a market capitalization that ranges from the smallest to the largest companies in the S&P MidCap 400 Index at the time of purchase. The Fund looks for companies that are still growing, usually because of a new, improved or upgraded product, service or business operation.

The Fund bases investment buy and sell decisions on:

|_|   Intensive company-specific research, which includes on-site visits

|_|   Interviews with management, customers, competitors and suppliers

|_| Review of analysis by brokerage houses, industry consultants, trade publications and other sources

The Fund may engage in short-term trading to try to achieve its investment objective and is likely to have an annual portfolio turnover rate over 100%.

The Fund may sell stocks short to try to achieve its investment objective.

This Fund purchases restricted securities in private placement transactions (i.e., illiquid securities).

Principal Risks
--------------------------------------------------------------------------------

Common stock prices rise and fall as market and economic conditions change. The sectors of the stock market in which the Fund invests are particularly volatile. The value of your Fund shares will fluctuate, and you could lose money.

The types of companies in which the Fund invests present additional risks. The market may value companies according to size, or market capitalization, rather than financial performance. When growth investing is out of favor, the Fund's share price may decline even though the companies the Fund holds have sound fundamentals.

Also, the growth companies in which the Fund invests may be developing or changing. They may be subject to greater business risks and more sensitive to changes in economic conditions than larger, more established companies. As a result, their prices may rise and fall more sharply.

The Fund may have difficulty accurately pricing the restricted securities that it holds for purposes of calculating its net asset value. Also, the Fund may not be able to sell these securities at the prices at which it has valued them for purposes of calculating its net asset value without experiencing delays or additional costs, if at all.

The Fund's investment performance will suffer if a security that it has sold short appreciates in value. The Fund's investment performance may also suffer if it is required to close out a short position earlier than it had intended. This would occur if the securities lender required it to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from other securities lenders.

As a result of the Fund being likely to have an annual portfolio turnover rate over 100%, the Fund will incur greater transaction costs for buying and selling securities than it otherwise would. High portfolio turnover will result in increased realized gains (or losses) to shareholders. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws.

In general, the value of an investment in the Fund may be more volatile than the Fund's benchmark, the Lipper Mid-Cap Growth Funds Index or the more familiar S&P 500(R) Index. The Lipper Mid-Cap Growth Funds Index is a non-weighted index of 30 of the largest mid-cap growth funds, as categorized by Lipper Analytical Services, Inc.


1-800-228-2121                    2        Van Wagoner Growth Opportunities Fund
                                                                  vanwagoner.com

Van Wagoner Growth Opportunities Fund

Fund Performance
--------------------------------------------------------------------------------

The Fund commenced operations as of the date of this Prospectus. Therefore, no performance information is provided in this section.


Fees and Expenses of the Fund
--------------------------------------------------------------------------------

The table shown to the right describes the fees and expenses you may pay if you buy and hold shares of the Fund. Shareholder transaction expenses are direct expenses such as fees and sales loads that you pay when buying or selling shares of some mutual funds. There are no fees or sales loads charged to your account when you buy or sell shares of the Van Wagoner Growth Opportunities Fund. However, if you sell shares and request your money by wire transfer, there is a $10 fee. There is also a $15 fee for a redemption from an IRA account.



Annual Fund Operating Expenses
_________________________________________________________________

(expenses that are deducted from Fund assets)

Management Fees                                            1.25%*
_________________________________________________________________

Distribution (12b-1) Fees                                  0.25%
_________________________________________________________________

Other Fees                                                 0.45%
_________________________________________________________________

Total Annual Fund Operating Expenses                       1.95%
_________________________________________________________________

*The Management Fee paid to the Adviser for providing services to the Fund consists of a basic annual fee rate of 1.25% of the Fund's average net assets and a performance adjustment, resulting in a minimum fee of 1.00% and a maximum fee of 1.50%.


This example is intended to help you compare the cost of investing in the Van Wagoner Growth Opportunities Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, including the management fees, remain the same. Although your actual costs may be higher or lower, based on these assumptions your net costs would be:

                         1 Year: $____           3 Years: $____


1-800-228-2121                    3        Van Wagoner Growth Opportunities Fund
                                                                  vanwagoner.com

Van Wagoner Funds Research Process


Investment Decision Making

The Adviser makes investment decisions based on thorough research and years of investment experience. Following a rigorous investment process is crucial to its decision-making. When evaluating a company for the Fund, it considers the following:

|_|   Fundamental   research  -  speaking  directly  with  company   management,
      competition, and others is a key element to our stock selection.

|_| Market leadership and demonstrated ability to sustain above-average growth rates.

|_|   Strong business strategy.

|_|   Experienced and committed company management.

Sell Strategy

|_|   Failure of company to execute business strategy.

|_|   Development of unfavorable competitive dynamics.

|_|   Weakening economic environment and/or deteriorating growth in an industry.

|_| Significant management selling of stock representing lack of confidence or commitment.

The Adviser seeks out companies with both dedicated management teams and the ability to create innovative products and services and thrive in rapidly growing industries. Continual research is a key to whether the Adviser increases, reduces or liquidates a position.

The Fund seeks capital appreciation and is an aggressive growth fund.

The Fund is designed for long-term investors who can accept frequent short-term ups and downs in their investment's value.


1-800-228-2121                    4           Van Wagoner Funds Research Process
                                                                  vanwagoner.com

Van Wagoner Funds Other Policies and Risks


Money Market Instruments

In adverse markets, the Fund may take a temporary defensive position by investing up to 100% of its assets in high quality, short-term money market instruments. The Fund will not be able to achieve its investment objective of capital appreciation to the extent it invests in money market instruments because these securities earn interest but do not appreciate in value. The Fund may also use money market instruments to have cash available to take advantage of investment opportunities, to pay expenses and to meet anticipated redemption requests.

Hedging Strategies

The Fund may use various hedging strategies, such as buying and selling options on particular securities or stock indices, in an effort to reduce market risk. However, options trading is a highly specialized activity that may increase investment risk because of the volatile nature of options. If the Fund buys a put or call option but doesn't exercise or close it before the option expires, the Fund will lose the premium it paid plus commission costs. Therefore, options trading may reduce return and/or increase volatility.

Fund Objectives

The Board of Directors may change the Fund's investment objective without shareholder approval. You will receive advance notice of any such changes.


1-800-228-2121                    5   Van Wagoner Funds Other Policies and Risks
                                                                  vanwagoner.com

Van Wagoner Funds Management


Investment Adviser

The Fund is advised by Van Wagoner Capital Management, Inc. (the "Adviser"), 435 Pacific Avenue, Suite 400, San Francisco, California 94133. The Adviser was organized on October 24, 1995, and supervises and manages the Fund, overseeing administration and making day-to-day investment decisions subject to policies set by the Board of Directors.

Under the Investment Advisory Agreement, the Fund pays the Adviser a basic fee at an annual rate of 1.25% of the Fund's average daily net assets. The basic fee rate may be adjusted upward or downward (by up to 0.25% of the Fund's average daily net assets), depending on whether and to what extent the investment performance of the Fund, for the relevant performance period, exceeds or is exceeded by, the performance of the Lipper Mid-Cap Growth Funds Index over the same period. The performance period consists of the prior 36 calendar months, and is also referred to as a rolling 36-month period. Each 0.10% of difference of the Fund's performance compared to the performance of the Lipper Mid-Cap Growth Funds Index is multiplied by a performance adjustment of .025%, up to a maximum adjustment of 0.25% (as an annual rate). Thus, an annual excess performance difference of 2.50% or more between the Fund and the Lipper Mid-Cap Growth Funds Index would result in an annual maximum performance adjustment of 0.25%.

Here are examples of how the adjustment would work (using annual rates):

   Growth            Lipper
Opportunities        Mid-Cap
    Fund             Growth                                  Total
   (before           Funds         Basic         Fee          Adv.
advisory fee)        Index          Fee         Adj.          Fee
-------------        -----          ---         ----          ---

    8.00%            9.00%         1.25%       -0.25%         1.00%
    9.00%            9.00%         1.25%           0%         1.25%
    9.00%            8.00%         1.25%        0.25%         1.50%
   -8.00%           -9.00%         1.25%        0.25%         1.50%

The Fund's performance is calculated based on its net asset value per share after all expenses. Similarly, the Lipper Mid-Cap Growth Funds Index is calculated as an average of mutual funds and would reflect the performance of those funds after fees and expenses. For purposes of calculating the performance adjustment, any dividends or capital gains distributions paid by the Fund are treated as if those distributions were reinvested in Fund shares at the net asset value per share as of the record date for payment.

Because the adjustment to the basic fee is based on the comparative performance of the Fund and the record of the Lipper Mid-Cap Growth Funds Index, the reason for any adjustment to the basic fee would not be whether the Fund's performance is up or down, but whether it is up or down more or less than the performance record of the Lipper Mid-Cap Growth Funds Index. Moreover, after the first 36 months of the Fund's operations, the comparative investment record of the Fund will be based solely on the relevant 36-month performance period without regard to the cumulative performance over a longer or shorter period of time.

The advisory fee and any adjustment are calculated once per month (but accrued daily based on the prior adjustment) and the entire advisory fee normally is paid monthly. Shareholders should note that it is possible for high past performance to result in a daily advisory fee accrual or monthly advisory fee payment by the Fund that is higher than lower current performance would otherwise produce.

Until the Fund has operated for 36 months, it will make performance adjustments to the basic fee as follows. After the Fund has operated for 12 months, it will use a rolling 12-month performance period. After the Fund has operated for 24 months, it will switch to a rolling 24-month performance period. After the Fund has operated for 36 months, it will switch to a rolling 36-month performance period.

The Investment Advisory Agreement permits the Adviser to recoup fees it did not charge and Fund expenses it paid, provided that those amounts are recouped within three years of being reduced or paid.

Portfolio Managers of the Fund

Raiford Garrabrant, CFA. Mr. Garrabrant is the co-Portfolio Manager of the Fund and is responsible for covering companies with market capitalizations that range from the smallest to the largest companies in the S&P MidCap 400 Index. Prior to joining the Adviser in 1996, Mr. Garrabrant was an Analyst for the Govett Smaller Companies Fund. He also worked with First Citizen's Bank and Trust as a Financial Analyst and has over 10 years of research and portfolio management experience. He is a graduate of the University of North Carolina, Chapel Hill.

Garrett R. Van Wagoner, co-Portfolio Manager of the Fund, is President and a director of the Adviser. He is also Van Wagoner Capital Management's sole shareholder. Mr. Van Wagoner has more than 24 years of experience as a securities analyst and portfolio manager. Since 1996, he has been part of a five person team that provides research and portfolio management for the Van Wagoner Funds. From 1993 to 1995, he was portfolio manager of the Govett Smaller Companies Fund, a portfolio of The Govett Funds, Inc. Before that, he was senior vice president at Bessemer Trust, N.A., since 1982, where he was responsible for its emerging growth stock investment program.

Other Service Providers

Administrator: PFPC, Inc. provides clerical, compliance, regulatory and fund accounting services.

Transfer Agent: PFPC, Inc. provides dividend disbursing, transfer agency and other services.

Custodian: PFPC Trust Company, n.a. provides custody services to the Fund.

Auditor: Ernst & Young LLP is the independent public accountant of the Fund.


1-800-228-2121                    6                 Van Wagoner Funds Management
                                                                  vanwagoner.com

Van Wagoner Funds Your Investment

Here's what you need to know about opening and maintaining your account with Van Wagoner Funds.

How Shares Are Priced
--------------------------------------------------------------------------------

When you buy or sell (redeem) Fund shares, the Fund will price your transaction at the next net asset value ("NAV") calculated after the Fund receives your request in good order. See "Other Purchase, Redemption and Exchange Policies" on page __ for a definition of "good order." You pay no front-end sales charge, commission or redemption fee (except for a $10 fee for redemptions made by wire and a $15 fee for a redemption from an IRA account).

The Fund calculates NAV, the price of one share of the Fund, at the close of regular trading (generally 4:00 p.m. Eastern Time) each day the New York Stock Exchange ("NYSE") is open. The NYSE is closed on weekends and national holidays.

If the transfer agent receives your buy or sell request in good order before the close of regular trading on the NYSE, you will pay or receive that day's NAV. If the transfer agent receives your buy or sell request in good order after the close of regular trading on the NYSE, you will pay or receive the next day's NAV. See "Other Purchase, Redemption and Exchange Policies" on page __ for a definition of "good order."

The Fund values securities other than debt instruments maturing within 60 days at market prices. The Fund values debt securities maturing within 60 days at amortized cost. If market prices aren't readily available for particular securities, the Fund prices these securities at their fair value as determined by the Adviser under the Board of Directors' supervision.


Establishing an Account
--------------------------------------------------------------------------------

The Fund is no-load. You pay no sales charge to buy, sell or exchange shares, but the Fund does charge a 0.25% 12b-1 fee. (There is a $10 fee for redemptions made by wire and a $15 fee for a redemption from an IRA account.)

Minimum Investment                     Initial         Additional
_________________________________________________________________

Regular Accounts                       $2,500          $50
_________________________________________________________________

Automatic Investment Plan              $1,000          $50
_________________________________________________________________

IRAs                                   $1,000          $50
_________________________________________________________________

Gift to Minors                         $1,000          $50
_________________________________________________________________

The Fund may waive the minimum investment amount for qualified retirement plans. Investors must pay for purchases in U.S. dollars, by checks drawn on U.S. banks. The Fund won't accept cash, credit cards or third-party checks.

Accepting orders. You must properly complete the New Account Application to establish telephone and exchange privileges. The Fund may return incomplete applications or checks.

The Fund may reject any purchase order or refuse a telephone transaction if the Fund believes it is advisable to do so. The Fund will reject applications that do not have a U.S. address and a Social Security Number or a W-8BEN. The Fund won't accept an account if you're investing for another person as attorney-in-fact, or an account with "Power of Attorney" or "POA" in the New Account Application's registration section.

Identity Verification Procedures Notice. The USA PATRIOT Act requires financial institutions, including mutual funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When completing the New Account Application, you will be required to supply the Fund with information, such as your taxpayer identification number, that will assist the Fund in verifying your identity. Until such verification is made, the Fund may temporarily limit additional share purchases. In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a customer's identity. As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct. Your information will be handled by us as discussed in our privacy policy.


1-800-228-2121                    7    Van Wagoner Funds Establishing an Account
                                                                  vanwagoner.com

Van Wagoner Funds Your Investment

Certificates. The Fund does not issue stock certificates. You'll receive a statement confirming your purchase.


Opening an Account
--------------------------------------------------------------------------------

|_| You may complete and/or print out a New Account Application online at vanwagoner.com.

|_|   If you are opening an IRA, please complete the IRA Account Application.

|_|   You can also request a New Account Application by calling 1-800-228-2121.

By Mail

|_| Mail the completed Application with a check payable to Van Wagoner Funds to:
      Van Wagoner Funds, Inc.
      P.O. Box 9682
      Providence, RI 02940-9682

|_|   For overnight or express mail, use this address:
      Van Wagoner Funds,  Inc.
      101 Sabin Street
      Pawtucket, RI 02860

By Wire

|_| Prior to a wire purchase you must have an existing Van Wagoner Funds account. Please see wire instructions on page __.


Automatic Investment Plan

|_| Complete the Automatic Investment Plan section on your New Account Application, and open your account with at least $1,000.

|_| Each month, quarter or year, the amount you specify ($50 per month or more per Fund) is automatically withdrawn from your bank account to buy Fund shares. You can choose to have withdrawals on any day during the month, or weekly by specifying the day of the week. You will receive quarterly statements showing these purchases.

|_| The Fund does not charge a service fee for the Plan, but if there's not enough money in your bank account to cover the withdrawal, you'll be charged $20, your purchase will be cancelled, and you'll be responsible for any resulting loss to the Fund.

|_| A redemption of all funds from your account will not automatically discontinue the Plan. To terminate your Automatic Investment Plan, send the Fund a written request at least 10 business days before your next Plan withdrawal date or call Shareholder Services at 1-800-228-2121.


1-800-228-2121                    8    Van Wagoner Funds Establishing an Account
                                                                  vanwagoner.com

Van Wagoner Funds Your Investment

Buying Shares
--------------------------------------------------------------------------------

|_| Once your account is established, you can access your account online and make additional purchases using Automated Clearing House (ACH) funds. Please see page __ for instructions on how to access your Van Wagoner account online at vanwagoner.com.

By Mail

|_| Send your check, plus an investment slip from a recent statement or a signed note with the account's full name and number.

|_|   Use the  addresses  provided  on page 22 under  "Opening  an  Account - By
      Mail."

By Wire

|_| Please be sure to include your account number and the name of the Fund to be purchased.

|_|   The wire instructions are as follows:
      BSDT, n.a.
      ABA #011001234
      PFPC, Inc. for the benefit of Van Wagoner Funds, Inc.
      Account #007730
      For further credit to:
      {investor account number}
      {name or account registration}
      {Social Security or Taxpayer Identification Number}
      Van Wagoner Growth Opportunities Fund

|_| Wired funds are considered received in good order on the day they reach the Fund's bank account by the Fund's purchase cut-off time (4:00 p.m. Eastern Time) and all required information is provided in the wire instructions. If a wire is incomplete, it may be returned. The wire instructions will determine the terms of the purchase transaction.


By Electronic Funds Transfer

|_| The Fund requires 15 calendar days to verify your bank information before initiating this privilege. If your account is already open and you'd like to establish electronic funds transfer privileges, call 1-800-228-2121.

|_| Request the electronic transfer by phone or in writing, in amounts from $50 to $50,000 per day.

|_| The Fund withdraws money from the bank account you designated when establishing the privilege and invest it at the following business day's net asset value calculated after they receive your transfer request in good order.


Automatic Investment Plan

|_| If your account is already open and you'd like to add the Automatic Investment Plan, please visit vanwagoner.com and complete the Shareholder Services Form. Please return the completed form to the Van Wagoner Funds or call Shareholder Services at 1-800-228-2121 for assistance. Plan investment minimums apply. Adding this Plan to your account requires a Medallion Signature Guarantee, described on page __.

|_| The Fund requires 15 calendar days to verify your bank information before initiating the Plan.

Other Purchase Policies

Right to refuse any purchase order. The Fund reserves the right to refuse any purchase order in its discretion. This includes exchanges from other funds. Redemption orders are not affected.

Purchases through third parties. If you buy shares from a broker-dealer, financial institution or other provider, their policies and fees may differ from those described here.

The Fund may accept requests to buy additional shares into a broker-dealer street name account only from the broker-dealer.

The Fund may authorize service providers and their designees to accept purchase orders on the Fund's behalf. The Fund considers such orders received when the service provider accepts them, and price them at the next net asset value calculated after receipt by the service provider.

The Fund has agreed to allow some service providers to enter purchase orders for their customers by telephone, with payment to follow. The Fund prices these telephone orders at the next net asset value calculated after the service provider receives them. The service provider is responsible for placing the orders promptly and for ensuring the Fund receives payment within the agreed-upon time period. Otherwise, the provider could be liable for resulting fees or losses.

Returned checks/insufficient funds. The Fund will charge a $20 service fee against your account for any check or electronic transfer returned unpaid. Your purchase will be cancelled, and you'll be responsible for any resulting loss to the Fund.

Redemption requests shortly after purchase. Redemption payments may be delayed up to 7 business days to make sure there are sufficient funds to cover the check or electronic transfer you used to make the purchase. If you plan to exchange or redeem shares shortly after purchase, you may want to make your purchase by wire.


1-800-228-2121                    9              Van Wagoner Funds Buying Shares
                                                                  vanwagoner.com

Van Wagoner Funds Your Investment

Selling Shares
--------------------------------------------------------------------------------

You may sell, or redeem, your Fund shares. The price you receive will be the next net asset value calculated after the Fund receives your request in good order. See "Other Purchase, Redemption and Exchange Policies" on page __ for a definition of "good order." Note that when you sell shares, you may realize a capital gain or loss for federal income tax purposes.

There's no charge to redeem shares except if you:

|_|   redeem by wire ($10)

|_| redeem from a retirement account ($15 to cover tax reporting as detailed in your IRA Disclosure Statement & Custodial Account Agreement)

The Fund may withhold taxes on IRA redemptions to meet federal law requirements.

The Fund reserves the right to redeem in kind--that is, in securities whose market value equals the redemption amount.

|_| Once your account is established, you can access your account online at vanwagoner.com to sell shares. Redemptions can be sent to you via:

      o     Automated Clearing House (ACH) funds
      o     Check mailed to address of record
      o     Wire Transfer

Please see page 30 for instructions on how to access your Van Wagoner account online.

|_|   The Fund does not allow online redemptions on IRA accounts.

By Mail

|_|   Send the Fund your unconditional written request with:

      o     the dollar amount to be redeemed
      o     the Fund's name
      o     the name(s) on the account registration
      o     the account number

If you are redeeming from an IRA,  please tell us the proper tax  withholding on
your  redemption   request.  If  you  don't  make  your  selection  on  the  IRA
Application, we will automatically withhold 10% of your redemption proceeds.

|_| Sign the request exactly as the account is registered. You'll need a Medallion Signature Guarantee if:

      o     the amount to be redeemed is more than $50,000
      o the proceeds are to be sent to someone other than the shareholders of record or to somewhere other than the address of record
      o     the request is made within 30 days of an address change
      o you are sending in banking instructions along with your redemption request

      See "Medallion Signature Guarantees," under "Other Purchase, Redemption and Exchange Policies" on page __.

      |_| Include any documentation required for corporate, partnership or fiduciary accounts. Call 1-800-228-2121 for details.

|_|   Mail to:
      Van Wagoner Funds, Inc.
      P.O. Box 9682
      Providence, RI 02940-9682

|_|   For overnight or express mail, use this address:
      Van Wagoner Funds, Inc.
      101 Sabin Street
      Pawtucket, RI 02860

By Telephone

      |_| If you did not waive this privilege on your New Account Application, you may call the Fund at 1-800-228-2121 to redeem share amounts of $500 to $50,000. You must request redemptions exceeding $50,000 in writing with all signatures guaranteed.

      |_|   The Fund does not allow telephone redemptions on IRA accounts.

      |_| The Fund will mail proceeds to your address of record, or send by wire or electronic funds transfer to the bank account listed in your records. The Fund will deduct a $10 wire redemption fee from your proceeds.

      |_| The Fund reserves the right to refuse a telephone redemption request if they consider it advisable to do so and do not accept redemption requests via fax or e-mail.


1-800-228-2121                    10            Van Wagoner Funds Selling Shares
                                                                  vanwagoner.com

Van Wagoner Funds Your Investment

Other Redemption Policies
--------------------------------------------------------------------------------

Payment. When you redeem shares, you'll receive payment as follows:

|_| Mailed payments will be sent within 7 days of receiving redemption instructions in good order.

|_| Wire payments for redemptions requested by phone will usually be made on the next business day.

|_| Electronic funds transfers will ordinarily arrive at your bank 2 to 3 banking days after transmission.

The Fund may delay payment for up to 7 business days after receiving a redemption request, to allow checks or electronic transfer proceeds used to purchase Fund shares to clear. The Fund may also suspend redemptions if the NYSE closes or for other emergencies.

If the dollar amount you request to be redeemed is greater than your current account value (as determined by the NAV on the redemption date), the Fund will redeem your entire account balance.

When you redeem a partial balance from the Money Market Fund (see "Exchanging Shares" on page __ for details on the Money Market Fund), your proceeds will exclude accrued and unpaid income through the redemption date. If you redeem your entire balance from the Money Market Fund, it will pay separately the accrued income at the end of the month.

Redeeming shares through third parties. A broker-dealer, financial institution or other service provider may charge a fee to redeem your Fund shares. If the service provider is the shareholder of record, the Fund may accept redemption requests only from that provider.

The Fund may authorize service providers and their designees to accept redemption requests on the Fund's behalf. The Fund considers these requests received when the provider accepts them, and price them at the next net asset value calculated.

Telephone redemptions. The Fund won't accept telephone redemption requests for payment by check for 30 days following an address change. For 30 days following an address change you must make redemption requests in writing, with all signatures guaranteed.

During times of unusual market activity, you may find it difficult to redeem shares by telephone or wire. If you are unable to contact the Fund by telephone, you can mail or send, by overnight delivery, your redemption request.

Small accounts. The Fund may close your account and send you the proceeds if the value of your account falls below $500.

Systematic Withdrawal Plan. If your account balance is $10,000 or more, you can request regular distributions of at least $50. Note that withdrawals may result in a gain or loss for federal income tax purposes.

If your account is already open and you'd like to add a Systematic Withdrawal Plan, you can visit vanwagoner.com and complete the Shareholder Services Form. Please return the completed form to the Van Wagoner Funds or call Shareholder Services at 1-800-228-2121 for assistance. You can stop your Plan anytime without charge or penalty. The Fund may change or eliminate the Plan at any time with 60 days' notice. Adding this Plan to your account requires a Medallion Signature Guarantee, described on page __.


1-800-228-2121                    11            Van Wagoner Funds Selling Shares
                                                                  vanwagoner.com

Exchanging Shares
--------------------------------------------------------------------------------

You may exchange shares of the Fund for shares of other Van Wagoner Funds. You should obtain a copy of the prospectus for those other funds, which have different fees, expenses, policies and strategies. Please read it carefully before exchanging.

You can also exchange your Van Wagoner Funds shares for those of the Northern U.S. Government Money Market Fund (the "Money Market Fund"). The minimum to open such an account is $1,000; for additions, it's $50. Call 1-800-228-2121 for the Money Market Fund Prospectus and read it carefully before investing.

Note that an exchange is an ordinary sale and purchase for federal income tax purposes; you may realize a capital gain or loss.

How It Works

You can request an exchange online at vanwagoner.com, in writing or by phone (if you haven't declined this privilege). Shares from your existing account are redeemed at the next net asset value calculated after the Fund receives your instructions in good order. The proceeds are used to buy shares in the Money Market Fund or other fund (also priced at the next net asset value calculated after the fund receives your instructions in good order).

If you're opening a new account with an exchange, the transaction must meet account minimums. If you're adding to an account, the exchange must be $500 or more. New accounts will have the same registration and privileges as your existing account unless you specify otherwise.

When you exchange from the Fund into the Money Market Fund or make an additional purchase, dividends begin to accrue on the Money Market shares so purchased the day after the exchange or the additional purchase. When you exchange a partial or entire balance out of the Money Market Fund, your proceeds exclude accrued and unpaid dividends through the exchange date. When you're exchanging your entire Money Market Fund balance, the Money Market Fund will not exchange accrued and unpaid dividends at the time of exchange. The Money Market Fund will distribute a check to the shareholder of record at the end of the month.

Telephone Exchanges

Follow the instructions under "Selling Shares - By Telephone."


Automatic Exchange Plan

You may make automatic monthly exchanges from the Money Market Fund to the Fund. The minimum transaction is $50. You may exchange only once a month either on the 5th or 20th business day of each month. Keep in mind that an exchange is an ordinary sale and purchase for federal income tax purposes; you may realize a capital gain or loss.

If your account is already open and you'd like to ad an Automatic Exchange Plan, you can visit vanwagoner.com and complete the Shareholder Services Form. Please return the completed form to the Van Wagoner Funds or call Shareholder Services at 1-800-228-2121 for assistance. Your account must meet minimum account requirements before you establish this plan. You can stop your plan at any time without charge or penalty. The Fund may change or eliminate the Plan at any time with 60 days' notice.

Exchange Restrictions

The Fund is for long-term investing, not short-term market speculation. Excessive exchanges (exclusive of investments made in an Automatic Exchange
Plan) between the Fund and the Money Market Fund may disrupt the Fund's portfolio strategy, adversely affect performance and cause increased fees for all shareholders.

A pattern of exchanges with a "market timer" strategy can be especially disruptive. You may be considered a market timer if you appear to follow a market-timing pattern that may already affect a Fund (e.g., fragment purchases and sales of Fund shares). Therefore, the Fund may suspend or terminate, without notice, the exchange privilege of any investor who uses it excessively. "Excessively" is defined as 5 (five) or more complete exchanges--into and out of--the Fund within a twelve-month period, though the Fund reserves the right to impose restrictions if there are less frequent transactions. The Fund may restrict or refuse exchanges if they receive or anticipate receiving simultaneous orders affecting significant portions of the Fund's assets.

The Fund also reserves the right to revoke the transaction privileges of any shareholder at any time if he or she has used abusive language or misused the Internet or phone privileges when making transactions or inquiries on their account.


1-800-228-2121                    12         Van Wagoner Funds Exchanging Shares
                                                                  vanwagoner.com

Van Wagoner Funds Your Investment


Other Policies
--------------------------------------------------------------------------------

Good Order

The Fund must receive your request to buy, sell or exchange shares in good order. The request must include:

|_|   The Fund's name and your account number

|_|   The dollar amount of shares you want to buy or sell

|_|   Signatures of all owners, exactly as registered on the account

|_|   Signature guarantees for the following:

      o     if the amount to be redeemed is more than $50,000

      o     if  the  proceeds  are  to  be  sent  to  someone   other  than  the
            shareholders of record or to somewhere other than the address of record

      o     if the request is made  within 30 days of an address  change

|_| Any documentation required for redemptions by corporations, estates, trusts and other organizations


Telephone Transactions

Unless you waive telephone privileges on your New Account Application, you automatically have the privilege to make telephone inquiries, exchanges and redemptions. Once your account is established, you must make requests to change these privileges in writing, signed by each registered holder of the account, with all signatures guaranteed. A notary public is not an acceptable guarantor.

The Fund will take reasonable measures to prevent unauthorized telephone transactions and will not be liable for such transactions. The Fund reserves the right to refuse a telephone transaction.

Medallion Signature Guarantees

A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program ("STAMP"), Stock Exchanges
Medallion  Program  ("SEMP")  and  New  York  Stock  Exchange,  Inc.,  Medallion
Signature Program ("MSP"). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

Adding Banking Information To Your Existing Account

You may add banking information to your existing Van Wagoner account by:

|_| Visiting vanwagoner.com and completing the Shareholder Services Form. Please return the completed form to the Van Wagoner Funds or call Shareholder Services at 1-800-228-2121 for assistance. Adding banking information to an established account requires a Medallion Signature Guarantee, described on page __.

|_| Providing Van Wagoner with a blank, voided check with bank account and routing number information.

|_| Providing Van Wagoner with a Medallion Signature Guaranteed letter of instruction containing the following information: name of bank, address of bank, bank routing number, name(s) on the bank account and your account number.


1-800-228-2121                    13           Van Wagoner Funds Your Investment
                                                                  vanwagoner.com

Van Wagoner Funds Your Investment


Dividends, Distributions and Taxes
--------------------------------------------------------------------------------

The Fund intends to pay dividends, from net investment income if any, and net realized capital gains, if any, at least annually. The Fund will reinvest these dividends and distributions unless you request otherwise.

Whether you receive dividends and distributions in cash or reinvest them, they're generally subject to federal income tax as ordinary income or capital gains, respectively. Each year the Fund will give you an annual statement about the dividends and other distributions you've received or reinvested. Because everyone's tax situation is unique, and state and local law may also affect you, the Fund strongly suggests you consult your tax adviser.

If you don't give the Fund your Taxpayer Identification Number, federal law requires withholding of 30% of any distribution and redemption proceeds.


12b-1 Fees
--------------------------------------------------------------------------------

The Fund's plan under Rule 12b-1 allows the Fund to use up to 0.25% of its average daily net assets to pay sales distribution and other fees for the sale of its shares and for services provided to its investors. Because these fees are paid out of the Fund's assets year after year, over time they will increase the cost of your investment and may exceed other types of sales charges.


1-800-228-2121                    14                Van Wagoner Funds 12b-1 Fees
                                                                  vanwagoner.com

Van Wagoner Funds Shareholder Services


Shareholder Services
--------------------------------------------------------------------------------

Once your account is established, you can access your account online at vanwagoner.com. You must first call 1-800-228-2121 to obtain a temporary PIN.
This temporary PIN will allow you to log on to the account access area where you'll be prompted to create a new PIN. This secure, 24/7 access to your Van Wagoner Funds account allows you to:

|_|   view all accounts and current balances

|_|   get detailed transaction history of your account(s)

|_|   look at your distribution history

|_|   buy, exchange or sell shares

|_|   check current and historical fund prices (i.e., Net Asset Value)

|_|   see current fund performance

|_|   sign up for electronic delivery of important fund reports

|_|   view current and historical account statements

Automated Telephone Information
--------------------------------------------------------------------------------

Use a touch-tone phone to access information about the Fund and your account anytime. During regular business hours (8:00 a.m. - 8:00 p.m. Eastern Standard Time, Monday through Friday), you may choose to speak with a Shareholder Services Representative by calling 1-800-228-2121.

With automated shareholder services, you can:

|_|   order duplicate forms and statements

|_|   order fund literature

|_|   listen to recent market and portfolio commentaries by Garrett Van Wagoner

Statements and Reports
--------------------------------------------------------------------------------

As a shareholder you'll receive:

|_| Confirmation statements. You'll receive a confirmation statement after each transaction that affects your account balance or registration. Automatic Investment Plan participants receive quarterly confirmations of all automatic transactions.

|_| Account statements. All shareholders receive quarterly account statements. You can order additional copies of statements for the current and preceding years at no charge. Call 1-800-228-2121.

If you need to contact the Fund about your account, you can write to us at:

Van Wagoner Funds, Inc.
P.O. Box 9682
Providence, RI 02940-9682

For overnight or express mail:

Van Wagoner Funds, Inc.
101 Sabin Street
Pawtucket, RI 02860

|_| Financial reports. Shareholders receive financial reports twice a year. Annual reports include audited financial statements. To reduce expenses and duplicative mail, we'll send only one copy of each report (i.e., prospectus, proxy statement, annual and semi-annual report) to each household address (i.e., householding). If you do not wish to participate in householding, or wish to discontinue householding at any time, please call Shareholder Services at 1-800-228-2121. We will resume separate mailings for your account within 30 days of your request.

Automatic Plans
--------------------------------------------------------------------------------

The Fund offers an Automatic Investment Plan, described under "Opening an Account;" a Systematic Withdrawal Plan, described under "Selling Shares;" and an Automatic Exchange Plan, described under "Exchanging Shares."

Retirement Plans
--------------------------------------------------------------------------------

The Fund offers several retirement accounts and employer plans: IRA, Roth IRA, SEP-IRA, SIMPLE IRA and 403(b)(7) accounts. In addition, the Fund can be used as investment options for other types of retirement plans. For more information call 1-800-228-2121.


1-800-228-2121                    15      Van Wagoner Funds Shareholder Services
                                                                  vanwagoner.com

Van Wagoner Funds Financial Highlights

Financial Highlights
--------------------------------------------------------------------------------

The Fund commenced operations on the date of this Prospectus and has not yet completed a full calendar year of performance. Accordingly, financial highlights are not available for the Fund.


1-800-228-2121                    16      Van Wagoner Funds Financial Highlights
                                                                  vanwagoner.com

Van Wagoner Funds Learn More


Where to Get More Information About the Fund
--------------------------------------------------------------------------------

[VANWAGONER.COM]

Visit the Fund online 24 hours a day, 7 days a week. This is where you'll find the latest news and information on the Fund. Some of the website features include:

|_|   Fund fact sheets

|_|   Performance information

|_|   Daily Net Asset Values

|_|   Detailed fund statistics

|_|   Portfolio manager commentaries

|_|   Relevant industry articles

|_|   Fund literature and forms

To find out more about the Fund, the following documents are available free of charge:

Annual/Semi-Annual Report

These reports discuss Fund holdings. The Annual Report tells how market conditions, economic trends and Fund investment strategies affected Fund performance during the previous fiscal year. As of the date of this prospectus, the Fund had not commenced operations. The semi-annual report for the fiscal period ended _____, 2003 will become available to shareholders in ____ 2003. The annual report for the fiscal period ended _____, 200_ will become available to shareholders in ______ 200_.

Statement Of Additional Information ("SAI")

The SAI gives more information about various aspects of the Funds. The SAI is filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into the Prospectus, which means it's legally part of this Prospectus.

To obtain this and other information or to inquire about the Fund:

By Telephone

Call 1-800-228-2121

By Mail

Write to:
Van Wagoner Funds, Inc.
P.O. Box 9682
Providence, RI 02940-9682

Overnight or Express Deliveries:
Van Wagoner Funds, Inc.
101 Sabin Street
Pawtucket, RI 02860

You can review and copy information about the Fund (including the SAI) at the SEC's Public Reference Room in Washington, D.C. You can call 1-202-942-8090 for information on the operations of the Public Reference Room. Reports and other information about the Van Wagoner Funds are also available on the EDGAR Database at the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-6009 or by electronic request to publicinfo@sec.gov.

SEC file number: 811-9116


1-800-228-2121                    17                Van Wagoner Funds Learn More
                                                                  vanwagoner.com

     _____________________________________________________________________

                                     PART B

                    STATEMENT OF ADDITIONAL INFORMATION FOR

                     VAN WAGONER GROWTH OPPORTUNITIES FUND

     _____________________________________________________________________

                             VAN WAGONER FUNDS, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                     for the

                            Growth Opportunities Fund

      This Statement of Additional Information dated _________, 2003, is meant to be read in conjunction with the Prospectus dated _________, 2003, for the Growth Opportunities Fund, (the "Fund") and is incorporated by reference in its entirety into the Prospectus. Because this Statement of Additional Information is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Copies of the Prospectus for the Fund may be obtained by calling 1-800-228-2121 or by writing Van Wagoner Funds, Inc., at P.O. Box 9682, Providence, RI 02940-9682. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

GENERAL INFORMATION..........................................................3
INVESTMENT STRATEGIES........................................................3
INVESTMENT RESTRICTIONS......................................................14
ADDITIONAL COMPANY INFORMATION...............................................16
      Directors and Officers.................................................16
      Control Persons and Principal Holders of Securities....................19
INVESTMENT ADVISORY AND OTHER SERVICES
      Investment Adviser.....................................................20
      Administrator..........................................................23
      Transfer Agent.........................................................23
      Custodian..............................................................24
      Legal Counsel..........................................................24
      Independent Auditors...................................................24
DISTRIBUTION OF SHARES.......................................................24
PORTFOLIO TRANSACTIONS AND BROKERAGE.........................................25
TAXES........................................................................27
CAPITAL STRUCTURE............................................................28
SHAREHOLDER MEETINGS.........................................................30
RETIREMENT PLANS.............................................................31
PERFORMANCE INFORMATION......................................................31
PURCHASE, EXCHANGE AND REDEMPTION OF SHARES;
DETERMINATION OF NET ASSET VALUE.............................................36
OTHER INFORMATION............................................................37
APPENDIX A (Description of Securities Ratings)...............................38


                                ________________

      No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund. The Prospectus does not constitute an offering by the Fund in any jurisdiction in which such offering may not lawfully be made.

                      GENERAL INFORMATION AND FUND HISTORY

      Van Wagoner Funds, Inc. (the "Company") was organized as a Maryland corporation on October 18, 1995. The Growth Opportunities Fund (the "Fund"), is a series of the Company and has not yet commenced operations.

                              INVESTMENT STRATEGIES

      Van Wagoner Funds, Inc. is an open-end, management investment company presently offering six diversified investment portfolios, including the Fund. The Fund is designed to offer investors an equity-oriented investment opportunity. This Statement of Additional Information provides information about the Fund.

      The  Fund is  managed  by Van  Wagoner  Capital  Management,  Inc.  (the
"Adviser").

      The Fund's shares are distributed by the Fund.

      The Fund's Prospectus  describes its principal  investment  strategies and
risks.   This  section   expands  upon  that   discussion   and  also  discusses
non-principal investment strategies and risks.

      Money Market Instruments. The Fund may invest in a variety of money market instruments for temporary defensive purposes, pending investment, to meet anticipated redemption requests and/or to retain the flexibility to respond promptly to changes in market and economic conditions.

      The Fund may invest in commercial paper and other cash equivalents rated A-1 or A-2 by Standard & Poor's ("S&P") or Prime-1 or Prime-2 by Moody's, commercial paper master notes (which are demand instruments bearing interest at rates which are fixed to known lending rates and automatically adjusted when such lending rates change) of issuers whose commercial paper is rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's, and unrated debt securities which are deemed by the Adviser to be of comparable quality. The Fund may also invest in United States Treasury bills and notes, certificates of deposit of domestic branches of U.S. banks and corporate bonds with remaining maturities of 13 months or less. For debt obligations other than commercial paper, these securities are limited to those rated at least Aa by Moody's or AA by S&P, or unrated but deemed by the Adviser to be of comparable quality.

      Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Certificates of deposit are generally negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers' acceptances rank junior to deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Bank notes are classified as "other borrowings" on a bank's balance sheet, while deposit notes and certificates of deposit are classified as deposits. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank.

      The Fund's investment in money market instruments for the foregoing reasons may also include securities issued by other investment companies that invest in high quality, short-term debt securities (i.e., money market instruments). In addition to the advisory fees and other expenses the Fund bears directly in connection with its own operations, as a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses, and such fees and other expenses will be borne indirectly by the Fund's shareholders.

      Repurchase Agreements. The Fund may agree to purchase portfolio securities from financial institutions subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). Although the securities subject to a repurchase agreement may bear maturities exceeding one year, settlement for the repurchase agreement will never be more than one year after the Fund's acquisition of the securities and normally will be within a shorter period of time. Securities subject to repurchase agreements are held either by the Fund's custodian or subcustodian (if any), or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement in an amount exceeding the repurchase price (including accrued interest). Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to the Fund is limited to the ability of the seller to pay the agreed upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The Adviser monitors the value of the collateral at the time the agreement is entered into and at all times during the term of the repurchase agreement in an effort to determine that the value of the collateral always equals or exceeds the agreed upon repurchase price to be paid to the Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws. Repurchase agreements will be acquired in accordance with procedures established by the Company's Board of Directors, which are designed to evaluate the creditworthiness of the other parties to the repurchase agreements.

      United States Government Obligations. The Fund may invest in Treasury securities which differ only in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.

      Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Fund has valued the securities). The Board of Directors or its delegate has the ultimate authority to determine which securities are liquid or illiquid for purposes of this limitation. Certain securities exempt from registration or issued in transactions exempt from registration ("restricted securities") under the Securities Act of 1933, as amended ("Securities Act") that may be resold pursuant to Rule 144A or Regulation S under the Securities Act, may be considered liquid. The Board of Directors has delegated to the Adviser the day-to-day responsibility for the determination of the liquidity of a security, although it has retained oversight and ultimate responsibility for such determinations. Although no definite quality criteria are used, the Board of Directors has directed the Adviser to consider such factors as (i) the nature of the market for a security (including the institutional private or international resale market), (ii) the terms of these securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), (iii) the availability of market quotations (e.g., for securities quoted in PORTAL system), and (iv) other permissible relevant factors. Certain securities are deemed illiquid by the Securities and Exchange Commission (the "SEC") including repurchase agreements maturing in greater than seven days and options not listed on a securities exchange or not issued by the Options Clearing Corporation. These securities will be treated as illiquid and subject to the Fund's limitation on illiquid securities. Because an active market may not exist for illiquid securities, the Fund may experience delays and additional cost when trying to sell illiquid securities.

      Restricted securities may be sold in privately negotiated or other exempt transactions, qualified non-U.S. transactions, such as under Regulation S, or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable time may elapse between the decision to sell and the sale date. If, during such period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Adviser, under the supervision of the Board of Directors.

      If through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid assets, including restricted securities which are not readily marketable, the Fund will take such steps as it deems advisable, if any, to reduce the percentage of such securities to 15% or less of the value of its net assets.

      The percentage of private equities held by the Fund, and therefore the Fund's liquidity, is affected by the investment mix of public and private equities, the Fund's performance and the level of shareholder redemptions. Should there be declines in value of publicly traded securities held by the Fund relative to the private equity securities, or should the Fund experience significant net share redemptions absent sales of private equity securities by the Fund, the percentages of illiquid securities held by the Fund would increase and the percentage of publicly traded securities would decrease. If necessary, the Adviser may take steps to reduce the percentage of illiquid securities held by the Fund to less than 15% of its net assets. These steps may include selling private equity securities when the Adviser believes those transactions would be in the best interest of the shareholders. Because of the illiquid nature of private equity securities, the Adviser may not be able to sell private equities at the prices at which it values them for purposes of calculating the Fund's net asset value.

      Options. General. The Fund may purchase and write (i.e. sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

      A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

      Stock index options are put options and call options on various stock indexes. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor's 500 Index or the Value Line Composite Index or a narrower market index, such as the Standard & Poor's 100. Indexes may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indexes are currently traded on the following exchanges: the Chicago Board Options Exchange, the New York Stock Exchange, the American Stock Exchange, the Pacific Stock Exchange, and the Philadelphia Stock Exchange.

      The Fund's obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires or the optioned instrument is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the instrument during such period.

      If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If a call option written by the Fund is exercised, the proceeds of the sale of the underlying instrument will be increased by the net premium received when the option was written and the Fund will realize a gain or loss on the sale of the underlying instrument. If a put option written by the Fund is exercised, the Fund's basis in the underlying instrument will be reduced by the net premium received when the option was written.

      Federal Tax Treatment of Options. Certain option transactions have special tax results for the Fund. Expiration of a call option written by the Fund will result in short-term capital gain. If the call option is exercised, the Fund will realize a gain or loss from the sale of the security covering the call option and, in determining such gain or loss, the option premium will be included in the proceeds of the sale.

      If the Fund writes options other than "qualified covered call options," as defined in Section 1092 of the Internal Revenue Code of 1986, as amended (the "Code"), or purchases puts, any losses on such options transactions, to the extent they do not exceed the unrealized gains on the securities covering the options, may be subject to deferral until the securities covering the options have been sold.

      In the case of transactions involving "nonequity options," as defined in and subject to the rules of Code Section 1256, the Fund will treat any gain or loss arising from the lapse, closing out or exercise of such positions as 60% long-term and 40% short-term capital gain or loss as required by Section 1256 of the Code. In addition, such positions must be marked-to-market as of the last business day of the year, and gain or loss must be recognized for federal income tax purposes in accordance with the 60%/40% rule discussed above even though the position has not been terminated. A "nonequity option" subject to the rules of Code Section 1256 includes options involving stock indexes such as the Standard & Poor's 500 and 100 indexes.

      Certain Risks Regarding Options. There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing

Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

      Successful use by the Fund of options on stock indexes will be subject to the ability of the Adviser to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, the Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on stock indexes, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund. Inasmuch as the Fund's securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Fund will bear the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indexes. It is also possible that there may be a negative correlation between the index and the Fund's securities which would result in a loss on both such securities and the options on stock indexes acquired by the Fund.

      The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

      There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If the Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

      Cover for Options Positions. Transactions using options (other than options that the Fund has purchased) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either
(1) an offsetting ("covered") position in securities or other options or (2) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, maintain cash or liquid securities with its Custodian in the prescribed amount. Under current SEC guidelines, the Fund will maintain assets with its Custodian to cover transactions in which the Fund writes or sells options.

      Assets used as cover cannot be sold while the position in the corresponding option is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to cover option obligations could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

      Short Sales. The Fund may seek to hedge investments or realize additional gains through short sales. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. The Fund also will incur transaction costs in effecting short sales.

      The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest the Fund may be required to pay, if any, in connection with a short sale.

      The Fund may make short sales "against the box," i.e., when a security identical to or convertible or exchangeable into one owned by the Fund is borrowed and sold short.

      Whenever the Fund engages in short sales, it maintains cash or liquid securities in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale, equals the current market value of the security sold short. The assets so maintained are marked to market daily.

      Investment Companies. The Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made, either: (a) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund.

      Special Situations. The Fund may invest in special situations. The Fund believes that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and similar vehicles (collectively, "special situations") could enhance the Fund's capital appreciation potential. The Fund also may invest in certain types of vehicles or derivative securities that represent indirect investments in foreign markets or securities in which it is impracticable for the Fund to invest directly. Investments in special situations may be illiquid, as determined by the Adviser based on criteria reviewed by the Board. The Fund will not invest more than 15% of its net assets in illiquid investments, including special situations.

      Warrants. The Fund may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specific period of time. The Fund will make such investments only if the underlying equity securities are deemed appropriate by the Adviser for inclusion in the Fund's portfolio. The purchase of warrants involves the risk that the Fund could lose the purchase price of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. The Fund will not invest more than 5% of its total assets, taken at market value, in warrants, or more than 2% of its total assets, taken at market value, in warrants not listed on the New York or American Stock Exchanges or a major foreign exchange. Warrants attached to other securities acquired by the Fund are not subject to this restriction.

      Convertible Securities. The Fund may invest in convertible securities. A convertible security may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, the Fund seeks the opportunity, through the conversion feature, to participate in a portion of the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities or preferred stocks in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less risk of loss of principal than the corporation's common stock.

      In selecting convertible securities for the Fund, the Adviser will consider among other factors, its evaluation of the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund's portfolio as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned.

      The value of convertible securities is a function of their investment value (determined by yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and their conversion value (their worth, at market value, if converted into the underlying common stock). The investment value of convertible securities is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and by the credit standing of the issuer and other factors.

The conversion value of convertible securities is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible securities is governed principally by their investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible securities will be increasingly influenced by their conversion value. In addition, convertible securities generally sell at a premium over their conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding fixed income securities.

      Capital appreciation for the Fund may result from an improvement in the credit standing of an issuer whose securities are held in the Fund or from a general lowering of interest rates, or a combination of both. Conversely, a reduction in the credit standing of an issuer whose securities are held by the Fund or a general increase in interest rates may be expected to result in capital depreciation to the Fund.

      Typically, the convertible debt securities in which the Fund will invest will be of a quality less than investment grade (so-called "junk bonds"). The Fund will, however, limit its investment in non-investment grade convertible debt securities to no more than 5% of its net assets at the time of purchase and will not acquire convertible debt securities rated below B by Moody's or S&P, or unrated securities deemed by the Adviser to be of comparable quality. Junk bonds, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below. Refer to Appendix A of this Statement of Additional Information for a discussion of securities ratings.

      Effect on Interest Rates and Economic Changes. All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of junk bond securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Junk bond securities also tend to be more sensitive to economic conditions than are higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of junk bond securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a junk bond security defaulted, the Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund's net asset value.

      As previously stated, the value of a junk bond security will generally decrease in a rising interest rate market, and accordingly so will the Fund's net asset value. If the Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of junk bond securities, the Fund may be forced to liquidate these securities at a substantial discount. Any such liquidation would reduce the Fund's asset base over which expenses could be allocated and could result in a reduced rate of return for the Fund.

      Payment Expectations. Junk bond securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to redeem the securities at its discretion. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, the Fund may have to replace the securities with a lower yielding security, which could result in a lower return for the Fund.

      Credit Ratings. Credit ratings issued by credit-rating agencies evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of junk bond securities and, therefore may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in junk bond securities will be more dependent on the Adviser's credit analysis than would be the case with investments in investment grade debt securities. The Adviser employs its own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. The Adviser continually monitors the Fund's investments and carefully evaluates whether to dispose of or to retain junk bond securities whose credit ratings or credit quality may have changed.

      Liquidity and Valuation. The Fund may have difficulty disposing of certain junk bond securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all junk bond securities there is no established retail secondary market for many of these securities. The Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund. Market quotations are generally available on many junk bond issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices of actual sales.

      During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of junk bond securities, especially in a thinly traded market.

      In general, investments in non-investment grade convertible securities are subject to a significant risk of a change in the credit rating or financial condition of the issuing entity. Investments in convertible securities of medium or lower quality are also likely to be subject to greater market fluctuations and to greater risk of loss of income and principal due to default than investments of higher-rated fixed income securities. Such lower-rated securities generally tend to reflect short-term corporate and market developments to a greater extent than higher-rated securities, which react more to fluctuations in the general level of interest rates. The Fund will generally reduce risk to the investor by diversification, credit analysis and attention to current developments in trends of both the economy and financial markets. However, while diversification reduces the effect on the Fund of any single investment, it does not reduce the overall risk of investing in lower-rated securities.

      Foreign Securities. The Fund may invest without limitation in securities of foreign issuers which are publicly traded in the United States, either directly or through sponsored and unsponsored American Depositary Receipts ("ADRs"). ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Unsponsored ADRs differ from sponsored ADRs in that the establishment of unsponsored ADRs are not approved by the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current or reliable as the information for sponsored ADRs, and the price of unsponsored ADRs may be more volatile.

      Investments in foreign securities involve special risks and costs and opportunities which are in addition to those inherent in domestic investments. Political, economic or social instability of the issuer or the country of issue, the possibility of expropriation or confiscatory taxation, limitations on the removal of assets or diplomatic developments, and the possibility of adverse changes in investment or exchange control regulations are among the inherent risks. Foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about such companies. Moreover, foreign companies are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Dividends and interest payable on the Fund's foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under U.S. federal income tax law, such taxes may reduce the net return to shareholders. Because of these and other factors, securities of foreign companies acquired by the Fund may be subject to greater fluctuation than securities of domestic companies.

      Futures Contracts and Options on Futures Contracts. The Fund may hedge against movements in interest rates or securities prices. The Fund may occasionally purchase and sell various kinds of futures contracts and options on futures contracts. The Fund also may enter into closing purchase and sale transactions with respect to any such contracts and options. Futures contracts may be based on various securities (such as U.S. government securities), securities indices and other financial instruments and indices.

      The Company has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. Pursuant to
Section 4.5 of the regulations under the Commodity Exchange Act, the notice of eligibility included the representation that the Fund will use futures contracts and related options for bona fide hedging purposes within the meaning of CFTC regulations, provided that the Fund may hold positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions if (1) the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the Fund's net assets (after taking into account unrealized profits and unrealized losses on any such positions) and that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded from such 5%; or
(2) the aggregate notional value of all non-hedge futures contracts including such contract (taken at market value at the time of entering that contract) does not exceed the liquidation value of the Fund's portfolio.

      The Fund will attempt to determine whether the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or which the Fund expects to purchase. When used, the Fund's futures transactions generally will be entered into only for traditional hedging purposes--i.e., futures contracts will be sold to protect against a decline in the price of securities and will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. All futures contracts entered into by the Fund are traded on U.S. exchanges or boards of trade licensed and regulated by the CFTC or on foreign exchanges.

      Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting or "closing" purchase or sale transactions, which may result in a profit or a loss. While the Fund's futures contracts on securities will usually be liquidated in this manner, the Fund may make or take delivery of the underlying securities whenever it appears economically advantageous. A clearing corporation associated with the exchange on which futures on securities are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

      By using futures contracts to hedge their positions, the Fund seeks to establish more certainty than would otherwise be possible with respect to the effective price or rate of return on portfolio securities or securities that the Fund proposes to acquire. For example, when interest rates are rising or securities prices are falling, the Fund can seek, through the sale of futures contracts, to offset a decline in the value of its current portfolio securities. When rates are falling or prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market with respect to anticipated purchases.

      As part of its hedging strategy, the Fund also may enter into other types of financial futures contracts if, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and such futures contracts. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this difference in volatility based on historical patterns and to compensate for it by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's securities portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities can be substantially offset by appreciation in the value of the futures position. However, any unanticipated appreciation in the value of the Fund's portfolio securities could be offset substantially by a decline in the value of the futures position.

      The acquisition of put and call options on futures contracts gives the Fund the right (but not the obligation), for a specified price, to sell or purchase the underlying futures contract at any time during the option period. Purchasing an option on a futures contract gives the Fund the benefit of the futures position if prices move in a favorable direction, and limits its risk of loss, in the event of an unfavorable price movement, to the loss of the premium and transaction costs.

      The Fund may terminate its position in an option contract by selling an offsetting option on the same series. There is no guarantee that such a closing transaction can be effected. The Fund's ability to establish and close out positions on such options is dependent upon a liquid market.

      Loss from investing in futures transactions by the Fund is potentially unlimited.

      The Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended, for maintaining its qualification as a regulated investment company for federal income tax purposes.

      Lending of Portfolio Securities. The Fund may lend its portfolio securities in order to generate additional income. Such loans may be made to broker-dealers or other financial institutions whose creditworthiness is acceptable to the Adviser. These loans would be required to be secured continuously by collateral, including cash, cash equivalents, irrevocable letters of credit, U.S. government securities, or other high-grade liquid debt securities, maintained on a current basis (i.e., marked to market daily) at an amount at least equal to 100% of the market value of the securities loaned plus accrued interest. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. Loans are subject to termination at the option of the Fund or the borrower at any time. Upon such termination, the Fund is entitled to obtain the return of the securities loaned within five business days.

      For the duration of the loan, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, will receive proceeds from the investment of the collateral and will continue to retain any voting rights with respect to those securities. As with other extensions of credit, there are risks of delay in recovery or even losses of rights in the securities loaned should the borrower of the securities fail financially. However, the loans will be made only to borrowers deemed by the Adviser to be creditworthy, and when, in the judgment of the Adviser, the income which can be earned currently from such loans justifies the attendant risk. Additionally, for the duration of the loan, the Fund will not have the right to vote on securities while they are being lent, but will generally call a loan in anticipation of any important vote, as determined by the Adviser.

      Such loans of securities are collateralized with collateral assets in an amount at least equal to the current value of the loaned securities, plus accrued interest. There is a risk of delay in receiving collateral or recovering the securities loaned or even a loss of rights in the collateral should the borrower failed financially.

      Calculation of Portfolio Turnover Rate. The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares. The Fund may engage in short-term trading to try to achieve its investment objective and it is likely to have an annual portfolio turnover rate over 100%. The Fund is not restricted by policy with regard to portfolio turnover and will make changes in its investment portfolio from time to time as business and economic conditions as well as market prices may dictate. The current portfolio turnover rate for the Fund is not available because the Fund has not been operational for a sufficient period of time.

                             INVESTMENT RESTRICTIONS

      Consistent with the Fund's investment objective, the Fund has adopted certain investment restrictions. Unless otherwise noted, whenever an investment restriction states a maximum percentage of the Fund's assets that may be invested in any security or other asset, such percentage restriction will be determined immediately after and as a result of the Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment limitations except with respect to the Fund's restrictions on borrowings as set forth in restriction 7 below.

      The Fund's fundamental restrictions cannot be changed without the approval of the holders of the lesser of: (i) 67% of the Fund's shares present or represented at a shareholders meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of the Fund.

      The following are the Fund's fundamental investment restrictions.

      The Fund may not:

      1. Issue senior securities, except as permitted under the Investment Company Act of 1940, as amended (the "Investment Company Act"); provided, however, the Fund may engage in transactions involving options, futures and options on futures contracts.

      2. Lend money or securities (except by purchasing debt securities or entering into repurchase agreements or lending portfolio securities).

      3. With respect to seventy-five percent (75%) of its total assets, purchase (a) the securities of any issuer (except securities of the U.S. government or any agency or instrumentality thereof), if such purchase would cause more than five percent (5%) of the value of the Fund's total assets to be invested in securities of any one issuer or (b) more than ten percent (10%) of the outstanding voting securities of any one issuer.

      4. Purchase the securities of any issuer if, as a result, 25% or more of the value of its total assets, determined at the time an investment is made, exclusive of U.S. government securities, are in securities issued by companies primarily engaged in the same industry.

      5. Act as an underwriter or distributor of securities other than shares of the Fund except to the extent that the Fund's participation as part of a group in bidding or by bidding alone, for the purchase of permissible investments directly from an issuer or selling shareholders for the Fund's own portfolio may be deemed to be an underwriting, and except to the extent that the Fund may be deemed an underwriter under the Securities Act, by virtue of disposing of portfolio securities.

      6. Purchase or sell real estate (but this shall not prevent the Fund from investing in securities that are backed by real estate or issued by companies that invest or deal in real estate or in participation interests in pools of real estate mortgage loans exclusive of investments in real estate limited partnerships).

      7. Borrow money, except that the Fund may borrow money from a bank for temporary or emergency purposes (not for leveraging) in an amount not exceeding 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the Fund's total assets by reason of a decline in net asset value will be reduced within three days to the extent necessary to comply with the 33 1/3% limitation. Transactions involving options, futures and options on futures, will not be deemed to be borrowings if properly covered by a segregated account where appropriate.

      8. Purchase or sell physical commodities or commodities contracts unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from engaging in transactions involving foreign currencies, futures contracts, options on futures contracts or options, or from investing in securities or other instruments backed by physical commodities).

      The following investment restrictions are not fundamental, and may be changed without shareholder approval.

      The Fund may not:

      1. Purchase securities of other investment  companies except to the extent
permitted  by  the  Investment   Company  Act  and  the  rules  and  regulations
thereunder.

      2. Make investments for the purpose of exercising control or management of any company except that the Fund may vote portfolio securities in the Fund's discretion.

      3. Acquire illiquid securities if, as a result of such investments, more than fifteen percent (15%) of the Fund's net assets would be invested in illiquid securities. "Illiquid securities" means securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Fund has valued the securities.

      4. Purchase securities on margin (except to obtain such short-term credits as are necessary for the clearance of purchases and sales of securities) or participate in a joint trading account; provided, however, the Fund may (i) purchase or sell futures contracts, (ii) make initial and variation margin payments in connection with purchases or sales of futures contracts or options on futures contracts, (iii) write or invest in put or call options on securities and indexes, and (iv) engage in foreign currency transactions. (The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Adviser to save brokerage costs or average prices among them is not deemed to result in a securities trading account.)

      5. Purchase any interest in any oil, gas or any other mineral exploration or development program, including any oil, gas or mineral leases.

         In determining industry classification with respect to the Fund, the Adviser intends to use the industry classifications of the Bloomberg Industry Codes.

         A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund's total assets.

                         ADDITIONAL COMPANY INFORMATION

      Directors and Officers. As a Maryland corporation, the business and affairs of the Company are managed by its officers under the direction of its Board of Directors. The Board consists of a majority of Directors who are not "interested persons" of the Company or the Fund as that term is defined in the Investment Company Act (the "Independent Directors"). Information regarding the Board of Directors and the officers of the Fund, including their principal business occupations during at least the last five years, is set forth below.

                                                         Number
                                                         of
                                                         Portfolios
                                                         in Fund
                               Term of     Principal     Complex   Other
                   Positions   Office /    Occupation(s) Overseen  Directorships
Name, Address and  Held with   Length of   During Past   by        Held by
Age of Director    Fund        Time Served Five Years    Director  Director
--------------------------------------------------------------------------------
Larry P. Arnold    Independent Indefinite, Private       6         None
435 Pacific Avenue Director    until       Investor,
Suite 400                      successor   Retired
San Francisco, CA              elected /   Founder and
94133-4606                     six years   Managing
Age: [58]                                  General
                                           Partner of
                                           Wessels,
                                           Arnold &
                                           Henderson
                                           (securities
                                           broker/dealer)


--------------------------------------------------------------------------------
Kurt B.            Independent Indefinite, Portfolio     6         None
Grutzmacher        Director    until       Manager for
435 Pacific Avenue             successor   Westcliff
Suite 400                      elected /   Capital
San Francisco, CA              Less than   Management,
94133-4606                     one year    LLC since
Age: [43]                                  1998;
                                           Institutional
                                           Equity Sales
                                           Trader for
                                           Prudential
                                           Securities,
                                           Inc., since
                                           1992


--------------------------------------------------------------------------------
Garrett R. Van     President,  Indefinite, President,    6         None
Wagoner            Treasurer,  until       Treasurer,
435 Pacific Avenue Secretary   successor   Secretary and
Suite 400          and         elected /   Director of
San Francisco, CA  Interested  seven years the Company;
94133-4606         Director*               sole
Age: 47                                    shareholder of
                                           the Adviser
                                           since 1995
____________

* Mr. Van Wagoner is the only director who is an "interested person" of the Fund (as defined in the Investment Company Act) (the "Interested Director").

      Board Committees. The Company's Board of Directors has created an Audit Committee whose members are Messrs. Arnold and Grutzmacher. The primary functions of the Audit Committee are to recommend to the Board of Directors the independent accountants to be retained to perform the annual audit, to review the results of the audit, to review the Fund's internal controls and review certain other matters relating to the Fund's accountants and financial records.

The Audit Committee of the Fund has not yet convened a meeting since the Fund is not yet operational. The Company's Board of Directors has no other committees.

      Director Ownership of Equity Securities. The table below shows the dollar range of shares of the Fund as well as the dollar range of shares of all Funds in the entire Fund Complex beneficially owned by each Trustee as of the most recently completed calendar year:

--------------------------------------------------------------------------------
                               Dollar Range of Equity Securities in the Growth
                             Opportunities Fund Owned by the Directors as of the
Name of Director                   Calendar Year Ended December 31, 2002*
--------------------------------------------------------------------------------
Larry P. Arnold                                     None
Kurt B. Grutzmacher                                 None
Garrett R. Van Wagoner                              None
--------------------------------------------------------------------------------

* Since the Fund was not operational as of the calendar year ended December 31, 2002, none of the directors owned any equity securities of the Fund at that time.

      Compensation. The Director of the Company who is an officer of the Adviser and the officer of the Fund receive no remuneration from the Fund. In fiscal year 2003-04, the Independent Directors will be paid a fee of [$5,000] for each regular quarterly meeting attended and $1,000 for each special meeting and regular monthly meetings between quarterly meetings attended. This fee will be paid by the Fund. In addition, each Director is reimbursed for the expenses of attending meetings. The table below sets forth the projected compensation of the Directors for the fiscal year ended ______ 31, 2004.

                              DIRECTOR COMPENSATION

--------------------------------------------------------------------------------
                                        Pension or            Total Compensation
                        Aggregate       Retirement Benefits   from Fund and Fund
                        Compensation    Accrued as Part of    Complex Paid to
Name of Person          from Fund       Fund Expenses*        Directors**
--------------------------------------------------------------------------------
Garrett R. Van Wagoner       $0               $0                   $0
Larry P. Arnold            $_____             $0                  $____
Kurt B. Grutzmacher        $_____             $0                  $____
--------------------------------------------------------------------------------

*  The Company does not maintain pension or retirement plans.
** There are currently no other series of the Company in the Fund Complex.

      The Company and the Adviser have each adopted a code of ethics pursuant to Rule 17j-1 under the Investment Company Act. This code of ethics generally prohibits personnel subject thereto from investing in securities that may be purchased or held by the Fund. The code of ethics permits personnel subject thereto to invest in entities that are permitted to co-invest with the Fund pursuant to an SEC exemptive order.

      Control Persons and Principal Holders of Securities. As of ___, 2003, no person or entity owned a controlling interest (ownership of greater than 25%) or owned of record 5% or more of the outstanding shares of the Fund. As of ____, 2003, the directors and officers as a group owned less than 1% of the outstanding shares of the Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

      Investment Adviser. The investment adviser to the Fund is Van Wagoner Capital Management, Inc. (the "Adviser"). Mr. Van Wagoner is the founder and President of the Adviser and owns all of the outstanding common stock of the Adviser. As such, he controls the Adviser. Pursuant to an Investment Advisory Agreement entered into between the Adviser and the Company on behalf of the Fund (the "Investment Advisory Agreement"), the Adviser provides continuous investment advisory services to the Fund. The Adviser also provides the Fund with office space, equipment and personnel necessary to operate and administer the Fund's business and to supervise the provision of services by third parties. The Investment Advisory Agreement for the Fund is dated as of ______, 2003. The Investment Advisory Agreement has an initial term of two years and thereafter is required to be approved annually by the Board of Directors of the Company or by the vote of a majority of the Fund's outstanding voting securities (as defined in the Investment Company Act). The annual renewal must also be approved by the vote of a majority of the Company's Independent Directors, cast in person at a meeting called for the purpose of voting on such approval.

      The Investment Advisory Agreement for the Fund was approved on ____, 2003, by the vote of a majority of the Board of Directors, including the unanimous vote of the Independent Directors, and by the initial shareholder of the Fund on ____, 2003. The Investment Advisory Agreement is terminable without penalty with respect to the Fund, on 60 days' written notice by the Directors, by vote of a majority of the Fund's outstanding voting securities, or by the Adviser, and will terminate automatically in the event of its assignment.

      In approving the Investment Advisory Agreement at a meeting on _____, 2003, the Board of Directors considered a number of factors, including, but not limited to, the following:

            o The nature and quality of the services to be offered by the Adviser.

            o     The reasonableness of the compensation payable to the Adviser.

            o     The Adviser's personnel and operations.

            o     The    Adviser's    investment    management     capabilities,
                   methodologies and performance.

            o     The Adviser's soft dollar practices.

            o     The Fund's expense ratio.

      Based upon its review, the Board of Directors, including the Independent Directors, concluded that the Adviser's investment methodologies would fit with the Fund's investment policies and that the Adviser had the capabilities, resources and personnel necessary to manage the Fund effectively. Further, the Board of Directors concluded that based on the services the Adviser would be required to render under the Investment Advisory Agreement, that the compensation to be paid to the Adviser was fair and reasonable. Therefore, the Board of Directors concluded that it would be in the best interests of the Fund to approve the Investment Advisory Agreement with the

Adviser. The benefits derived by the Adviser from soft dollar arrangements are described under the caption "PORTFOLIO TRANSACTIONS AND BROKERAGE." None of the Independent Directors, or any members of their immediate family, own shares of the Adviser or companies, other than the registered investment companies, controlled by or under common control with the Adviser.

      As compensation for its services, the Fund pays to the Adviser a monthly advisory fee at the annual rate specified in the Prospectus. From time to time, the Adviser may voluntarily waive or reduce all or a portion of its fee for the Fund. The organizational expenses of the Fund have been advanced by the Adviser and are expected to be reimbursed by the Fund during the current fiscal year.

      The Fund pays all of its own expenses, including without limitation, the cost of preparing and printing its registration statement required under the Securities Act and the Investment Company Act and any amendments thereto, the expense of registering its shares with the SEC and qualifying for sale in the various states, the printing and distribution costs of prospectuses mailed to existing investors, reports to investors, reports to government authorities and proxy statements, fees paid to the Independent Directors, interest charges, taxes, legal expenses, association membership dues, auditing services, insurance premiums, brokerage commissions and expenses in connection with portfolio transactions, fees and expenses of the custodian of the Fund's assets, printing and mailing expenses and charges and expenses of dividend disbursing agents, accounting services agents, registrars and stock transfer agents.

      The Investment Advisory Agreement provides that the Adviser shall not be liable to the Fund or its shareholders for any error of judgment or mistake of law or for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties. The Investment Advisory Agreement also provides that nothing therein shall limit the freedom of the Adviser and its affiliates to render investment supervisory and corporate administrative services to other investment companies, to act as investment adviser or investment counselor to other persons, firms or corporations, or to engage in other business activities.

      Since the Fund was launched on _____, 2003, no investment advisory fees have been paid to the Adviser.

      Administrator. PFPC, Inc. (the "Administrator") provides various administrative and fund accounting related services to the Fund which include but are not limited to the following: calculating daily net asset value for the Fund based on portfolio pricing information provided by commercial services and/or the Adviser; overseeing the Fund's Custodian; preparing and filing all federal and state tax returns and required tax filings (other than those to be made by the Fund's Custodian); overseeing the Fund's insurance relationships; preparing notice and renewal filings pursuant to state securities laws; compiling data for and preparing notices to the SEC; preparing financial statements for the annual and semi-annual reports to the SEC and current investors; monitoring the Fund's expenses; monitoring the Fund's status as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"); monitoring compliance with the Fund's investment policies and restrictions and generally assisting in the Fund's administrative operations. The Administrator, at its own expense, and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment, supplies and clerical and executive personnel for performing the services required to be performed by it under the Administration and Fund Accounting Agreement. The Administration and Fund Accounting Agreement will remain in effect as long as its continuance is specifically approved at least annually by the Board of Directors of the Company and the Administrator. The Administration and Fund Accounting Agreement may be terminated on not less than 90 days' notice, without the payment of any penalty, by the Board of Directors of the Company or by the Administrator. Under the Administration and Fund Accounting Agreement, the Administrator is not liable for any loss suffered by the Fund or its shareholders in connection with the performance of the Administration and Fund Accounting Agreement, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties. The Administration and Fund Accounting Agreement also provides that the Administrator may provide similar services to others including other investment companies. For the foregoing, the Administrator receives a fee on the value of the Fund computed daily and payable monthly, at the annual rate of eighteen one-hundredths of one percent (0.__%) on the first $50 million of the average daily net assets, and decreasing as assets reach certain levels, subject to an annual minimum fee of $______, plus out-of-pocket expenses.

      The Administrator is an affiliate of PFPC Trust Company, n.a., the Fund's custodian. As of December 31, 2002, the Fund had not paid any fees to the Administrator because the Fund was not yet operational.

      Transfer Agent. PFPC, Inc. ("PFPC"), 400 Bellevue Parkway, Wilmington, Delaware 19809 acts as the Fund's Transfer Agent. As Transfer Agent, PFPC keeps records of the shareholder accounts and transactions. The Fund pays PFPC a Transfer Agent fee based on the number of shareholder accounts, subject to an annual minimum fee, plus out-of-pocket expenses.

      Custodian. PFPC Trust Company, n.a., 8800 Tinicum Boulevard, 3rd Floor, Philadelphia, Pennsylvania 19153, serves as the Custodian for the Fund. Under the terms of the Custodial Agreement, the Custodian is responsible for the receipt and delivery of the Fund's securities and cash. The custodian does not exercise any supervisory functions over the management of the Fund or the purchase and sale of securities.

      Legal Counsel. Paul, Hastings, Janofsky & Walker, 55 Second Street, 24th Floor, San Francisco, California 94105, serves as counsel to the Fund.

      Independent Public Accountant. Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606 is the independent public accountant for the Fund. Ernst & Young is responsible for performing an audit of the Fund's year-end financial statements.

                             DISTRIBUTION OF SHARES

      The Fund has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act. The Plan authorizes payments by the Fund in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of the Fund's average daily net assets. Payments may be made by the Fund under the Plan for the purpose of financing any activity primarily intended to result in the sales of shares of the Fund as determined by the Board of Directors. Such activities include advertising, compensation for sales and sales marketing activities of financial institutions and others, such as dealers or other distributors, shareholder account servicing, production and dissemination of prospectuses and sales and marketing materials, and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one which the Fund may finance without a Plan, the Fund may also make payments to finance such activity outside of the Plan and not be subject to its limitations.

      The Plan was adopted in anticipation that the Fund will benefit from the Plan through increased sales of shares of the Fund, thereby reducing the Fund's expense ratio and providing an asset size that allows the Adviser greater flexibility in management. The Plan may be terminated at any time by a vote of the Directors of the Fund who are not interested persons of the Fund and who have no direct or indirect financial interest in the Plan or any agreement related thereto (the "Rule 12b-1 Directors") or by a vote of a majority of the outstanding shares of Common Stock. Mssrs. Arnold and Grutzmacher are currently the Rule 12b-1 Directors. Any change in the Plan that would materially increase the distribution expenses of the Fund provided for in the Plan requires approval of the shareholders and the Board of Directors, including the Rule 12b-1 Directors.

      While the Plan is in effect, the selection and nomination of Independent Directors will be committed to the discretion of the current Independent Directors. The Board of Directors must review the amount and purposes of expenditures pursuant to the Plan quarterly as reported to it by the officers of the Company. Unless otherwise terminated, the Plan will continue in effect for as long as its continuance is specifically approved at least annually by the Board of Directors, including the Rule 12b-1 Directors.

      For the year ended December 31, 2002, the Fund was not yet operational and therefore had not paid any 12b-1 fees.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

      The Adviser is responsible for decisions to buy and sell securities for the Fund, for the placement of its portfolio business and the negotiation of the commissions to be paid on such transactions, subject to the supervision of the Company's Board of Directors. It is the policy of the Adviser to seek the best execution at the best security price available with respect to each transaction, in light of the overall quality of brokerage and research services provided to the Adviser.

      The Adviser will place orders pursuant to its investment determination for the Fund either directly with the issuer or with any broker or dealer. In executing portfolio transactions and selecting brokers or dealers, the Adviser will use its best effort to seek on behalf of the Fund the best overall terms available. In selecting brokers and assessing the best overall terms available for any transaction, the Adviser shall consider all factors that it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The most favorable price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Over-the-counter securities are generally purchased or sold directly with principal market makers who retain the difference in their cost in the security and its selling price (i.e., "markups" when the market maker sells a security and "markdowns" when the market maker purchases a security). In some instances, the Adviser may determine that better prices are available from non-principal market makers who are paid commissions directly.

      In evaluating the best overall terms available, and in selecting the broker-dealer to execute a particular transaction, the Adviser may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Fund and/or other accounts over which the Adviser or an affiliate of the Adviser exercises investment discretion. While the Adviser believes these services have substantial value, they are considered supplemental to its own efforts in the performance of its duties. Other clients of the Adviser may indirectly benefit from the availability of these services to the Adviser, and the Fund may indirectly benefit from services available to the Adviser as a result of transactions for other clients. The Adviser is authorized to pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for the Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer viewed in terms of that particular transaction or in terms of the overall responsibilities the Adviser has to the Fund. In no instance, however, will portfolio securities be purchased from or sold to the Adviser, or any affiliated person of either the Company or the Adviser, acting as principal in the transaction, except to the extent permitted by the Securities and Exchange Commission through rules, regulations, decisions and no-action letters.

      The Adviser may retain advisory clients in addition to the Fund and place portfolio transactions for these accounts. Research services furnished by firms through which the Fund effects its securities transactions may be used by the Adviser in servicing all of its accounts; not all of such services may be used by the Adviser in connection with the Fund. In the opinion of the Adviser, it will not be possible to separately measure the benefits from research services to each of the accounts (including the Fund to be managed by the Adviser. Because the volume and nature of the trading activities of the accounts will not be uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, such costs to the Fund will not, in the opinion of the Adviser, be disproportionate to the benefits to be received by the Fund on a continuing basis.

      The Adviser intends to seek to allocate portfolio transactions equitably among its accounts whenever concurrent decisions are made to purchase or sell securities by the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations between the Fund and other advisory accounts, if any, the main factors to be considered by the Adviser will be the investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for recommending the investment.

      During the year ended December 31, 2002, the Fund was not yet operational and did not pay any brokerage commissions. Further, during that same period, the Fund did not own any securities of any of its "regular broker-dealers."

                                      TAXES

General

      The Fund  intends to  qualify  for  treatment  as a  regulated  investment company ("RIC") under Subchapter M of the Code, and to do so, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to the Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or those currencies ("Income Requirement");
(2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, with respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and
(3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. Additional rules apply for related corporations.

      If the Fund fails to qualify for treatment as a RIC in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such, the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Fund that did not qualify for treatment as a RIC would not be liable for income tax on the Fund's net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

      Dividends and other distributions declared by the Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during January of the following calendar year. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

      A portion of the dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in additional Fund shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations, with certain exceptions. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are potentially subject to the corporate alternative minimum tax.

      As of _______, 2003, the Fund had no federal income tax capital loss carryforwards.

      If shares of the Fund are sold at a loss after being held for twelve months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable dividend or capital gain distribution.

      The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute, by the end of any calendar year, substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. The Fund intends to declare and distribute dividends during each year sufficient to prevent imposition of the excise tax.

Non U.S. Shareholders

      In general, distributions of net investment income by the Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership ("foreign shareholder") will be subject to U.S. withholding tax at a rate of 30% (or lower treaty rate if IRS Form W-8 is properly filed).

      The foregoing is a general and abbreviated summary of certain U.S. federal income tax considerations affecting such Fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from the Fund.

                                CAPITAL STRUCTURE

      The Company is an open-end management investment company organized as a Maryland corporation on October 18, 1995. The Company's Charter authorizes the Board of Directors to issue up to 1,000,000,000 shares of common stock, par value $0.0001 per share. The common stock is divisible into an unlimited number of "series", each of which is a separate Fund. Each share of the Fund represents an equal proportionate interest in that Fund. Each share of the Fund has equal voting, dividend, distribution and liquidation rights.

      The Board of Directors may classify or reclassify any unissued series of shares of the Company and may designate or redesignate the name of any outstanding series of shares of the Company. As a general matter, shares are voted in the aggregate and not by series, except where series voting would be required by Maryland law or the Investment Company Act (e.g., a change in investment policy or approval of an investment advisory agreement). All consideration received from the sale of shares of any series of the Company's shares, together with all income, earnings, profits and proceeds thereof, would belong to that series and would be charged with the liabilities in respect of that series and of that series' share of the general liabilities of the Company in the proportion that the total net assets of the series bear to the total net assets of all series of the Company's shares. The net asset value of a share of any series would be based on the assets belonging to that series less the liabilities charged to that series, and dividends could be paid on shares of any series of Common Stock only out of lawfully available assets belonging to that series. In the event of liquidation or dissolution of the Company, the holders of each series of the

Company would be entitled, out of the assets of the Company available for distribution, to the assets belonging to that series.

      Shares of the Company have no preemptive rights and only such conversion or exchange rights as the Board of Directors may grant in its discretion. When issued for payment as described in the Prospectus, the Company's shares will be fully paid and non-assessable.

      Shareholders are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class or series except as otherwise required by the Investment Company Act or the Maryland General Corporation Law. Shareholders may not cumulate their votes in the election of directors. Consequently the holders of more than 50% of the shares of the common stock voting for the election of directors can elect the entire Board of Directors and in such event, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the Board of Directors.

      Notwithstanding any provision of the Maryland General Corporation Law requiring for any purpose the concurrence of a proportion greater than a majority of all votes entitled to be cast at a meeting at which a quorum is present, the affirmative vote of the holders of a majority of the total number of shares of the Company outstanding (or of a class or series of the Company, as applicable) will be effective, except to the extent otherwise required by the Investment Company Act and the rules promulgated thereunder. In addition, the Articles of Incorporation provide that, to the extent consistent with the General Corporation Law of Maryland and other applicable law, the By-Laws may provide for authorization to be given by the affirmative vote of the holders of less than a majority of the total number of shares of the Company outstanding (or of a class or series).

                              SHAREHOLDER MEETINGS

      The Maryland Statutes permit registered investment companies, such as the Company, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Investment Company Act. The Company has adopted the appropriate provisions in its By-Laws and may, at its discretion, not hold an annual meeting in any year in which the election of directors is not required to be acted on by shareholders under the Investment Company Act.

      The Company's By-Laws also contain procedures for the removal of directors by its shareholders. At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors.

      Upon the written request of the holders of shares entitled to not less than ten percent (10%) of all the votes entitled to be cast at such meeting, the Secretary of the Company shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any director. Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least one percent (1%) of the total outstanding shares, whichever is less, shall apply to the Company's Secretary in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to submit a request for a meeting as described above and accompanied by a form of communication and request which they wish to transmit, the
Secretary shall within five business days after such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Fund; or (2) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication and form of request.

      If the Secretary elects to follow the course specified in clause (2) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Board of Directors to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

      After opportunity for hearing upon the objections specified in the written statement so filed, the SEC may, and if demanded by the Board of Directors or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material of all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

                                RETIREMENT PLANS

      The Fund offers several retirement account options to shareholders. Qualifying shareholders may establish the following tax deferred retirement accounts: traditional and SEP IRA, Roth IRA and SIMPLE IRA. The Fund also offers a Section 403(b)(7) arrangement for employers of certain tax exempt or educational organizations. The shareholder's employer must establish a plan before the shareholder opens a SEP, SIMPLE or 403(b)(7) account.

      A description of accounts currently offered, applicable service fees and certain limitations on account contributions and withdrawals, as well as application forms, are available from the transfer agent upon request at 1-800-228-2121. The IRA documents contain a disclosure statement which the Internal Revenue Service requires to be furnished to individuals who are adopting the IRA. Because a retirement program involves commitments covering future years, it is important that the investment objective of the Fund be consistent with the participant's retirement objectives. Premature withdrawals from a retirement plan will result in adverse tax consequences. Consultation with a competent financial and tax adviser regarding the foregoing retirement plans is recommended.

                             PERFORMANCE INFORMATION

      From time to time, the Fund may advertise its "average annual total return" over various periods of time. An average annual total return refers to the rate of return which, if applied to an initial investment at the beginning of a stated period and compounded over the period, would result in the redeemable value of the investment at the end of the stated period assuming reinvestment of all dividends and distributions and reflecting the effect of all recurring fees. A shareholder's investment in the Fund and its return are not guaranteed and will fluctuate according to market conditions. When considering "average" annual total return figures for periods longer than one year, shareholders should note that the Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period. The Fund also may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Fund for a specific period (again reflecting changes in the Fund's share price and assuming reinvestment of dividends and distributions). To facilitate the comparability of historical performance data from one mutual fund to another, the SEC has developed guidelines for the calculation of average annual total return.

Average Annual Total Return (Before Taxes)

      The average annual total return (before taxes) for the Fund for a specific period is found by first taking a hypothetical $10,000 investment ("initial investment") in the Fund's shares on the first day of the period and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the nth root (n representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. This calculation can be expressed as follows:

      P(1 + T)n    =  ERV
      Where:T      =  average annual total return.
      ERV          =  ending  redeemable  value at the end of the period covered by the computation of a hypothetical  $10,000 payment made at the beginning of the period.
      P            =  hypothetical initial payment of $10,000.
      n            =  period covered by the  computation,  expressed in terms of years.

      Total return performance for a specific period is calculated by first taking an investment ("initial investment") in the Fund's shares on the first day of the period and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the investment over the period or as a cumulative total return which represents the change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount.

      The calculations of average annual total return and aggregate total return (before taxes) assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

      The Fund's performance figures will be based upon historical results and will not necessarily be indicative of future performance. The Fund's returns and net asset value will fluctuate and the net asset value of shares when sold may be more or less than their original cost. Any additional fees charged by a dealer or other financial services firm would reduce the returns described in this section.

      Since the Fund was not yet operational, the Fund did not have average annual total returns (before taxes) for the calendar year ended December 31, 2002.

      Any performance results of the Fund (before taxes) will be based on historical earnings and should not be considered representative of the performance of the Fund in the future. An investment in the Fund will fluctuate in value and at redemption, its value may be more or less than the initial investment.

Average Annual Total Return (After Taxes on Distributions)

      The average annual total return (after taxes on distributions) is computed by finding the average annual compounded rates of return over the specified periods that would equate with the initial amount invested to the ending value, according to the following formula:

            P(1+T)n      =  ATVD

      Where:

       P           =  a hypothetical initial payment of $1,000
       T           =  average annual total return (after taxes on distributions)
       n           =  number of years
       ATVD        =  ending value of a hypothetical  $1,000 payment made at the beginning of the one, five or ten-year periods at the end of the one, five or ten-year periods after taxes on Fund distributions, but not after taxes on redemption.

      Since the Fund was not yet operational, the Fund did not have average annual total returns (after taxes on distributions) for the calendar year ended December 31, 2002.

      Any performance results of the Fund (after taxes on distributions) will be based on historical earnings and should not be considered representative of the performance of the Fund in the future. An investment in the Fund will fluctuate in value and at redemption, its value may be more or less than the initial investment.

Average Annual Total Return (After Taxes on Distributions and Redemptions)

      The average annual total return (after taxes on distributions and redemptions) is computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending value, according to the following formula:

            P(1+T)n      =  ATVDR

      Where:

       P           =  a hypothetical initial investment of $1,000
       T           =  average annual total return (after taxes on  distributions and redemptions)
       n           =  number of years
       ATVDR       =  ending value of a hypothetical  $1,000 payment made at the beginning of the one, five or ten-year periods at the end of the one, five or ten-year periods after taxes on Fund distributions and redemptions

      Since the Fund was not yet operational, the Fund did not have average annual total returns (after taxes on distributions and redemptions) for the calendar year ended December 31, 2002.

      Any performance results of the Fund (after taxes on distributions) will be based on historical earnings and should not be considered representative of the performance of the Fund in the future. An investment in the Fund will fluctuate in value and at redemption, its value may be more or less than the initial investment.

______________

Note: For purposes of the computations of "after taxes on distributions" and "after taxes on distributions and redemptions", all distributions will be considered reinvested and taxes on distributions will be calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date(s). State, local and federal alternative minimum taxes will be disregarded, and the effect of phase outs of certain exemptions, deductions and credits at various levels also will be disregarded. Tax rates may vary over the performance measurement period. The tax rates on distributions used correspond to the tax character of the distributions (e.g. ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Capital gains taxes on redemption were calculated using the highest applicable federal individual capital gains tax rate(s) in effect on the redemption date for gains of the appropriate character in effect on the redemption date in accordance with federal tax laws in effect on the redemption date and separately tracks the basis and holding period for the initial investment and each subsequent purchase through reinvested dividends and distributions. For purposes of the computation of "after taxes on distributions and redemptions" the tax benefit from capital losses, if any, resulting from the redemption is added to the ending redeemable value. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are generally not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

      From time to time, in marketing and other literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper, Inc. ("Lipper"), a widely used independent research firm which ranks mutual funds by overall performance, investment objective and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

      The Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which ranks funds on the basis of historical risk and total return. Morningstar's rankings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Rankings are not absolute or necessarily predictive of future performance.

      Evaluations of Fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund. Sources for Fund performance and articles about the Fund may include publications such as Money, Forbes, Kiplinger's, Financial World, Business Week, U.S. News and World Report, the Wall Street Journal, Barron's and a variety of investment newsletters.

      The Fund may compare its performance to a wide variety of indices and measures of inflation including the Lipper Mid-Cap Growth Funds Index, Standard & Poor's Index of 500 Stocks (S&P 500), S&P SmallCap 600 Index, the Nasdaq Over-the-Counter Composite Index, the Nasdaq Industrial Index, the Russell 2000 Index, the S&P MidCap 400 Index and the Morgan Stanley High Technology 35 Index. There are differences and similarities between the investments that the Fund may purchase for its portfolio and the investments measured by these indices.

      Occasionally statistics may be used to specify the Fund's volatility or risk. Measures of volatility or risk are generally used to compare the Fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market as represented by the Standard & Poor's 500(R) Stock Index. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average, over a specified period of time. The premise is that greater volatility connotes greater risk undertaken in achieving performance.

      Marketing and other Company literature may include a description of the potential risks and rewards associated with an investment in the Fund. The description may include a "risk/return spectrum" which compares the Fund to broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the

Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

                  PURCHASE, EXCHANGE AND REDEMPTION OF SHARES;
                        DETERMINATION OF NET ASSET VALUE

      As set forth in the Prospectus, the net asset value of the Fund will be determined as of the close of trading on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is open for trading Monday through Friday except New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Additionally, if any of the aforementioned holidays fall on a Saturday, the New York Stock Exchange will not be open for trading on the preceding Friday, and when any such holiday falls on a Sunday, the New York Stock Exchange will not be open for trading on the following Monday unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.

      In connection with the determination of the Fund's net asset value, securities (including securities sold short) which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Securities (including securities sold short) traded on only over-the-counter markets are valued on the basis of closing over-the-counter trade prices. Securities for which there were no transactions are valued at the closing bid prices. Securities sold short for which there were no transactions are valued at the closing asked prices. Options written or purchased by the Fund are valued at the last sales price if such sales price is between the current bid and asked prices. Otherwise, options are valued at the mean between the current bid and asked prices. Debt securities (other than short-term instruments) are valued at prices furnished by a pricing service, subject to review and possible revision by the Fund's Adviser. Any modification of the price of a debt security furnished by a pricing service is made pursuant to procedures adopted by the Company's Board of Directors. Debt instruments maturing within 60 days are valued by the amortized cost method. Any securities, including private equity securities, for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser under the supervision of the Company's Board of Directors. Private equity securities are initially carried at their original funded cost. Changes in the fair value of these securities are made when, in the judgment of the Adviser, evidence of a change in value is readily ascertainable. In retrospect, fair values so determined may not reflect the prices at which those securities could have been sold during the periods in which the particular fair values were used in determining the Fund's net asset value.

      Shares of the Fund may be exchanged for shares of the Northern U.S. Government Money Market Fund as provided in the Prospectus.

                                OTHER INFORMATION

      It is possible that conditions may exist in the future which would, in the opinion of the Board of Directors, make it undesirable for the Fund to pay redemptions in cash. In such cases the Board of Directors may authorize payment to be made in portfolio securities of the Fund. However, the Fund has obligated itself under the Investment Company Act to redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of the Fund's net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities generally will incur brokerage costs when selling such securities.

      Payment for shares of the Fund may, at the discretion of the Adviser, be made in the form of securities that are permissible investments for the Fund as described in the Prospectus. For further information about this form of payment, contact the Transfer Agent. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; and that adequate information be provided concerning the basis and other tax matters relating to the securities.

      The Prospectus and this Statement of Additional Information do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act with respect to the securities offered by the Fund's Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this Statement of Additional Information, pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

      As a registered investment company, the Company is regulated by the SEC. It is the policy of the Company to respond promptly and completely to any inquiries made by the SEC. The Company believes that there are no pending inquiries from the SEC that will have a material adverse effect on the results of operations or the net asset value of the Fund.

      Statements contained in the Prospectus or in this Statement of Additional Information as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Statement of Additional Information form a part, each such statement being qualified in all respects by such reference.

                                   APPENDIX A

Commercial Paper Ratings
------------------------

      A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for commercial paper in which the Fund may invest:

      "A-1" - Issue's degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted "A-1+."

      "A-2" - Issue's capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

      Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper in which the Fund may invest:

      "Prime-1" - Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following capacities: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

      "Prime-2" - Issuer or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

      Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years. The highest rating category of Fitch for short-term obligations is "F-1." Fitch employs two designations, "F-1+" and "F-1," within the highest category. The following summarizes the rating categories used by Fitch for short-term obligations in which the Fund may invest:

      "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

      "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

      Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.

      Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which are issued by a bank holding company or an entity within the holding company structure. The following summarizes the ratings used by Thomson BankWatch in which the Fund may invest:

      "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

      "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

      IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings in which the Fund may invest:

      "A1" - Obligations are supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of A1+ is assigned.

      "A2" - Obligations are supported by a good capacity for timely repayment.

Corporate Long-Term Debt Ratings
--------------------------------

Standard & Poor's Debt Ratings

      A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

      The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

      The   ratings   are  based,   in  varying   degrees,   on  the   following
considerations:

      1. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

      2. Nature of and provisions of the obligation.

      3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

      AAA - Debt rated `AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

      AA - Debt rated `AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

      A - Debt rated `A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

      BBB - Debt rated `BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative Grade

      Debt rated `BB', `B', `CCC', `CC' and `C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. `BB' indicates the least degree of speculation and `C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      BB - Debt rated `BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The `BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BBB-' rating.

      B - Debt rated `B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The `B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BB' or `BB-' rating.

      CCC - Debt rated `CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The `CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `B' or `B-' rating.

      CC - Debt rated `CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied `CCC' rating.

      C - Debt rated `C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied `CCC-' debt rating. The `C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

      CI - The rating `CI' is reserved for income bonds on which no interest is being paid.

      D - Debt rated `D' is in payment default. The `D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such period. The `D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody's Long-Term Debt Ratings

      Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

      A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

      Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes Bonds in this class.

      B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Investors Service, Inc. Bond Ratings

      Fitch investment grade bond ratings provide a guide to investors in deterring the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

      The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

      Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

      Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

      Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

      Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

      AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

      AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated `AAA.' Because bonds rated in the `AAA' and `AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of the issuers is generally rated `F-1+.'

      A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

      BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

      Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings (`BB to `C') represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating (`DDD' to `D') is an assessment of the ultimate recovery value through reorganization or liquidation.

      The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

      Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories cannot fully reflect the differences in the degrees of credit risk. Moreover, the character of the risk factor varies from industry to industry and between corporate, health care and municipal obligations.

      BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

      B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

      CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

      CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

      C     Bonds are in imminent default in payment of interest or principal.

      DDD, DD
      and D Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor.

             ____________________________________________________

                                    PART C

                               OTHER INFORMATION

              ___________________________________________________

                             VAN WAGONER FUNDS, INC.
                                 ______________

                                    FORM N-1A
                                 ______________

                                     PART C
                                 ______________


Item 23. Exhibits.

      (a)  (1)    Registrant's Articles of Incorporation (including all
                  amendments through December 31, 1999) is incorporated by reference to Exhibit a of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A.

      (a)  (2.1)  Articles of Amendment to Articles of Incorporation dated April
                  19, 2000 is incorporated by reference to Exhibit a-2 of Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A.

      (a)  (2.2)  Articles of Amendment to Articles of Incorporation dated
                  __________, 2002 - to be filed.

      (b) Registrant's By-Laws is incorporated by reference to Exhibit 2 of Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A.

      (c)  Instruments Defining Rights of Security Holder - Not applicable.

      (d)  Form of Investment Advisory Agreement - Filed herewith.

      (e)  Form of Underwriting Agreement - Not applicable.

      (f)  Bonus or Profit Sharing Contracts - Not applicable.

      (g)  (1)    Custody Agreement by and between Registrant and UMB Bank, n.a.
                  is incorporated by reference to Exhibit 8.1 of Pre-Effective
                  Amendment No. 1 to Registrant's Registration Statement on Form
                  N-1A.

      (g)  (2)    Amended and Restated Appendix B to the Custody Agreement by
                  and between Registrant and UMB Bank, n.a. is incorporated by reference to Exhibit 8.2 of Post-Effective Amendment No. 5 to
                  Registrant's Registration Statement on Form N-1A.

      (h)  Other Material Contracts:

           (1) Administration and Fund Accounting Agreement by and between Registrant and PFPC, Inc. - to be filed.

           (2) Transfer Agency Services Agreement by and between Registrant and PFPC, Inc. is incorporated by reference to Exhibit h-4 of Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A.

      (i)  Opinion of Counsel as to Legality of Shares - to be filed.

      (j)  Other Opinions: Consent of Independent Accountants - Not applicable.

      (k)  Omitted Financial Statements - Not applicable.

      (l)  (1)    Subscription Agreement is incorporated by reference to Exhibit
                  13.1 of Pre-Effective Amendment No. 1 to Registrant's
                  Registration Statement on Form N-1A.

      (l)  (2)    Organizational Expenses Agreement is incorporated by reference to Exhibit 13.2 of Pre-Effective Amendment No. 1 to
                  Registrant's Registration Statement on Form N-1A.

      (m) Registrant's Service and Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 is incorporated by reference to Exhibit 15 of Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A.

      (n)  Financial Data Schedule - Not applicable.

      (o)  18f-3 Plan - Not applicable.

      (p)  (1)    Amended Code of Ethics of Registrant and Van Wagoner Capital
                  Management, Inc. is incorporated by reference to Post-Effective Amendment No. 9 to Registrant's Registration
                  Statement on Form N-1A.

Item 24. Persons Controlled by or Under Common Control with the Fund.

             Registrant neither controls any person nor is under common control with any other person.

Item 25. Indemnification.

             Pursuant to the authority of the Maryland General Corporation Law, particularly Section 2-418 thereof, Registrant's Board of Directors has adopted the following bylaw which is in full force and effect and has not been modified or cancelled:

                                   ARTICLE VII

                               GENERAL PROVISIONS

Section 7.  Indemnification.

A. The Corporation shall indemnify all of its corporate representatives against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by them in connection with the defense of any action, suit or proceeding, or threat or claim of such action, suit or proceeding, whether civil, criminal, administrative, or legislative, no matter by whom brought, or in any appeal in which they or any of them are made parties or a party by reason of being or having been a corporate representative, if the corporate representative acted in good faith and in a manner reasonably believed to be in or not opposed to the best interests of the corporation and with respect to any criminal proceeding, if he had no reasonable cause to believe his conduct was unlawful provided that the corporation shall not indemnify corporate representatives in relation to matters as to which any such corporate representative shall be adjudged in such action, suit or proceeding to be liable for gross negligence, willful misfeasance, bad faith, reckless disregard of the duties and obligations involved in the conduct of his office, or when indemnification is otherwise not permitted by the Maryland General Corporation Law.

B. In the absence of an adjudication which expressly absolves the corporate representative, or in the event of a settlement, each corporate representative shall be indemnified hereunder only if there has been a reasonable determination based on a review of the facts that indemnification of the corporate representative is proper because he has met the applicable standard of conduct set forth in paragraph A. Such determination shall be made: (i) by the board of directors, by a majority vote of a quorum which consists of directors who are not parties to the action, suit or proceeding, or if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors, not, at the time, parties to the action, suit or proceeding and who were duly designated to act in the matter by the full board in which the designated directors who are parties to the action, suit or proceeding may participate; or (ii) by special legal counsel selected by the board of directors or a committee of the board by vote as set forth in (i) of this paragraph, or, if the requisite quorum of the full board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which directors who are parties to the action, suit or proceeding may participate.

C. The termination of any action, suit or proceeding by judgement, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall create a rebuttable presumption that the person was guilty of willful misfeasance, bad faith, gross negligence or reckless disregard to the duties and obligations involved in the conduct of his or her office, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

D. Expenses, including attorneys' fees, incurred in the preparation of and/or presentation of the defense of a civil or criminal action, suit or proceeding may be paid by the corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in Section 2-418(F) of the Maryland General Corporation Law upon receipt of: (i) an undertaking by or on behalf of the corporate representative to repay such amount unless it shall ultimately be determined that he or she is entitled to be indemnified by the corporation as authorized in this bylaw; and (ii) a written affirmation by the corporate representative of the corporate representative's good faith belief that the standard of conduct necessary for indemnification by the corporation has been met.

E. The indemnification provided by this bylaw shall not be deemed exclusive of any other rights to which those indemnified may be entitled under these bylaws, any agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person subject to the limitations imposed from time to time by the Investment Company Act of 1940, as amended.

F. This corporation shall have the power to purchase and maintain insurance on behalf of any corporate representative against any liability asserted against him or her and incurred by his or her in such capacity or arising out of his or her status as such, whether or not the corporation would have the power to indemnify his or her against such liability under this bylaw provided that no insurance may be purchased or maintained to protect any corporate representative against liability for gross negligence, willful misfeasance, bad faith or reckless disregard of the duties and obligations involved in the conduct of his or her office.

G. "Corporate Representative" means an individual who is or was a director, officer, agent or employee of the corporation or who serves or served another corporation, partnership, joint venture, trust or other enterprise in one of these capacities at the request of the corporation and who, by reason of his or her position, is, was, or is threatened to be made, a party to a proceeding described herein.

      Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in a successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Adviser.

             The Adviser was organized in October 1995 for the purpose of providing investment advisory services for the Registrant and other investment advisory clients. The Adviser is not, nor has it been, engaged in any other business since its inception. Certain information regarding the director and officer of the Adviser including any business, profession, vocation or employment in which such person is or has been at any time during the past two fiscal years engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth under "MANAGEMENT OF THE FUND" in the Prospectus and under "ADDITIONAL COMPANY INFORMATION" in the Statement of Additional Information and is incorporated herein by reference.

Item 27. Principal Underwriter - Not Applicable.

Item 28. Location of Accounts and Records.

             The accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), and the rules promulgated thereunder, will be kept in the possession of the Registrant, at Registrant's corporate offices, except (1) records held and maintained by UMB Bank, n.a. relating to its function as custodian, (2) records held and maintained by PFPC, Inc. relating to its functions as administrator and fund accountant, and (3) records held and maintained by PFPC, Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809 relating to its functions as transfer agent and dividend disbursing agent.

Item 29. Management Services.

             There are no management-related service contracts not discussed in Parts A and B.

Item 30. Undertakings.

             Registrant undertakes to provide its Annual Report upon request without charge to any recipient of a Prospectus.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that this Amendment meets all of the requirements for effectiveness of this Amendment pursuant to Rule 485(a) under the 1933 Act, and that the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, the State of California, on this 18th day of December, 2002.

                               VAN WAGONER FUNDS, INC.



                               By:  /s/ Garrett R. Van Wagoner
                                    --------------------------
                                    Garrett R. Van Wagoner
                                    President and Principal Executive Officer;
                                    Treasurer and Principal Financial and
                                    Accounting Officer



      Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Garrett R. Van Wagoner    President and                   December 18, 2002
--------------------------    Principal Executive Officer,
Garrett R. Van Wagoner        Treasurer and Principal
                              Financial and Accounting
                              Officer, Director


/s/ Larry Arnold *            Director                        December 18, 2002
------------------
Larry Arnold


/s/ Kurt B. Grutzmacher *     Director                        December 18, 2002
-------------------------
Kurt B. Grutzmacher



* By: /s/ Garrett R. Van Wagoner
      --------------------------
      Garrett R. Van Wagoner, Attorney-in-Fact
      pursuant to Power of Attorney previously filed.